UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28*

Date of reporting period: August 31, 2019

*

This Form N-CSR pertains only to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of the Registrant has a fiscal year end other than February 28.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

August 31, 2019

     MFS® Diversified Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

DIF-SEM

MFS® Diversified Income Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. The U.S. and China have raised tariffs on each other, heightening tensions and uncertainty. Despite repeated declarations by British Prime Minister Boris Johnson that the United Kingdom will leave the European Union on October 31, 2019, with or without a deal, apprehension over the possibility of a no-deal Brexit has eased somewhat, with Parliament having taken steps to block such an outcome.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates for the first time in more than a decade in July and again in September. Similarly, the European Central Bank loosened policy in September. While markets have grown more risk averse, the accommodative monetary environment has helped push global interest rates toward record-low levels and has been somewhat supportive of risk assets despite the unsettled economic and geopolitical backdrop.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

October 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 1.75%, 11/30/2021	2.0%
Public Storage, Inc., REIT	2.0%
U.S. Treasury Note 10 yr Future - DEC 2019	1.8%
Fannie Mae, 3.5%, 30 Years	1.5%
Prologis, Inc., REIT	1.4%
Welltower, Inc., REIT	1.4%
STORE Capital Corp., REIT	1.3%
AvalonBay Communities, Inc., REIT	1.3%
Alexandria Real Estate Equities, Inc., REIT	1.3%
Mid-America Apartment Communities, Inc., REIT	1.2%

GICS equity sectors (g)(i)
Real Estate	24.2%
Health Care	3.0%
Financials	2.6%
Consumer Staples	2.0%
Consumer Discretionary	1.7%
Energy	1.6%
Information Technology	1.5%
Industrials	1.4%
Communication Services	1.3%
Utilities	1.2%
Materials	0.4%

Fixed income sectors (i)
Emerging Markets Bonds	18.9%
High Yield Corporates	15.1%
Mortgage-Backed Securities	11.2%
U.S. Treasury Securities	9.4%
Investment Grade Corporates	1.0%
U.S. Government Agencies	1.0%
Commercial Mortgage-Backed Securities	0.5%
Collateralized Debt Obligations	0.4%
Municipal Bonds	0.3%
Asset-Backed Securities	0.2%
Floating Rate Loans	0.1%
Non-U.S. Government Bonds (o)	0.0%

Portfolio Composition – continued

Composition including fixed income credit quality (a)(i)
AAA	0.9%
AA	1.1%
A	1.5%
BBB	8.2%
BB	12.1%
B	10.8%
CCC	1.9%
CC (o)	0.0%
D (o)	0.0%
U.S. Government	7.1%
Federal Agencies	12.2%
Not Rated	2.4%
Non-Fixed Income	40.9%
Cash & Cash Equivalents	3.2%
Other	(2.3)%

Issuer country weightings (i)(x)
United States	67.5%
Canada	2.5%
Switzerland	1.9%
United Kingdom	1.5%
France	1.4%
Chile	1.1%
France	1.1%
China	1.1%
India	1.0%
Other Countries	20.9%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

Portfolio Composition – continued

(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings, including investments in money market funds and Other, of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s direct cash position and other assets and liabilities.

Other includes the direct and indirect equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of August 31, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2019 through August 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS High Yield Pooled Portfolio, an underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/19	Ending Account Value 8/31/19	Expenses Paid During Period (p) 3/01/19-8/31/19
A	Actual	0.97%	$1,000.00	$1,064.54	$5.03
	Hypothetical (h)	0.97%	$1,000.00	$1,020.26	$4.93
C	Actual	1.72%	$1,000.00	$1,059.79	$8.91
	Hypothetical (h)	1.72%	$1,000.00	$1,016.49	$8.72
I	Actual	0.72%	$1,000.00	$1,065.86	$3.74
	Hypothetical (h)	0.72%	$1,000.00	$1,021.52	$3.66
R1	Actual	1.72%	$1,000.00	$1,059.83	$8.91
	Hypothetical (h)	1.72%	$1,000.00	$1,016.49	$8.72
R2	Actual	1.23%	$1,000.00	$1,062.41	$6.38
	Hypothetical (h)	1.23%	$1,000.00	$1,018.95	$6.24
R3	Actual	0.97%	$1,000.00	$1,063.69	$5.03
	Hypothetical (h)	0.97%	$1,000.00	$1,020.26	$4.93
R4	Actual	0.72%	$1,000.00	$1,065.00	$3.74
	Hypothetical (h)	0.72%	$1,000.00	$1,021.52	$3.66
R6	Actual	0.64%	$1,000.00	$1,066.31	$3.32
	Hypothetical (h)	0.64%	$1,000.00	$1,021.92	$3.25

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

8/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 40.5%

Issuer	Shares/Par	Value ($)
Airlines - 0.4%
Aena S.A.	17,653	$3,181,851
Air Canada (a)	398,205	13,384,162

		$16,566,013
Alcoholic Beverages - 0.1%
Molson Coors Brewing Co.	76,265	$3,916,970

Automotive - 0.5%
Bridgestone Corp.	83,900	$3,200,891
Magna International, Inc.	308,646	15,453,164

		$18,654,055
Biotechnology - 0.1%
Biogen, Inc. (a)	23,697	$5,207,416

Broadcasting - 0.1%
Publicis Groupe	108,294	$5,191,675

Brokerage & Asset Managers - 0.1%
Invesco Ltd.	196,132	$3,079,272

Business Services - 1.3%
DXC Technology Co.	120,657	$4,008,226
Equinix, Inc., REIT	80,151	44,586,398

		$48,594,624
Computer Software - 0.2%
Adobe Systems, Inc. (a)	20,517	$5,837,292

Computer Software - Systems - 0.3%
Hitachi Ltd.	307,700	$10,511,068
Panasonic Corp.	376,800	2,908,775

		$13,419,843
Construction - 3.7%
American Homes 4 Rent, “A”, REIT	1,408,142	$36,020,272
AvalonBay Communities, Inc., REIT	234,643	49,875,716
ICA Tenedora S.A. de C.V. (a)	560,019	939,525
Mid-America Apartment Communities, Inc., REIT	372,390	47,174,365

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
Toll Brothers, Inc.	227,921	$8,248,461

		$142,258,339
Consumer Products - 0.6%
Kimberly-Clark Corp.	163,184	$23,026,894

Electrical Equipment - 0.5%
Schneider Electric SE	235,924	$19,747,699

Electronics - 0.8%
Samsung Electronics Co. Ltd.	127,268	$4,623,151
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	589,989	25,151,231

		$29,774,382
Energy - Independent - 0.4%
Frontera Energy Corp.	72,682	$701,490
Marathon Petroleum Corp.	79,126	3,893,791
Phillips 66	93,056	9,178,113

		$13,773,394
Energy - Integrated - 1.1%
BP PLC	829,436	$5,048,307
China Petroleum & Chemical Corp.	16,184,000	9,474,588
Eni S.p.A.	705,454	10,606,503
Exxon Mobil Corp.	79,060	5,414,029
Galp Energia SGPS S.A.	408,289	5,860,414
LUKOIL PJSC, ADR	85,273	6,850,833

		$43,254,674
Food & Beverages - 0.4%
General Mills, Inc.	98,195	$5,282,891
J.M. Smucker Co.	60,133	6,323,586
Mowi A.S.A.	110,641	2,646,972

		$14,253,449
Food & Drug Stores - 0.2%
Wesfarmers Ltd.	222,699	$5,864,087

Insurance - 1.2%
AXA S.A.	203,786	$4,674,275
Manulife Financial Corp.	314,065	5,210,827
MetLife, Inc.	181,788	8,053,208
Prudential Financial, Inc.	69,152	5,538,384
Samsung Fire & Marine Insurance Co. Ltd.	14,120	2,669,540

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Zurich Insurance Group AG	54,652	$19,447,774

		$45,594,008
Machinery & Tools - 0.5%
AGCO Corp.	37,270	$2,576,102
Eaton Corp. PLC	175,675	14,180,486
PT United Tractors Tbk	438,800	647,296

		$17,403,884
Major Banks - 0.6%
ABSA Group Ltd.	652,435	$6,610,481
China Construction Bank	14,649,000	10,874,085
Royal Bank of Canada	74,531	5,571,938

		$23,056,504
Medical & Health Technology & Services - 0.3%
HCA Healthcare, Inc.	108,252	$13,011,891

Metals & Mining - 0.1%
POSCO	9,713	$1,692,007
Rio Tinto PLC	62,650	3,163,268

		$4,855,275
Natural Gas - Pipeline - 0.1%
Enterprise Products Partners LP	169,459	$4,831,276

Network & Telecom - 0.2%
Cisco Systems, Inc.	164,120	$7,682,457

Other Banks & Diversified Financials - 0.7%
Citigroup, Inc.	203,461	$13,092,715
DBS Group Holdings Ltd.	520,200	9,195,104
Komercni Banka A.S.	23,338	828,460
ORIX Corp.	165,000	2,436,909
Sberbank of Russia, ADR	117,961	1,616,656

		$27,169,844
Pharmaceuticals - 2.5%
AbbVie, Inc.	40,157	$2,639,921
Bayer AG	144,355	10,683,717
Bristol-Myers Squibb Co.	193,399	9,296,690
Eli Lilly & Co.	121,579	13,734,780
Novartis AG	246,923	22,206,230
Pfizer, Inc.	292,671	10,404,454

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Roche Holding AG	98,895	$27,038,128

		$96,003,920
Real Estate - 19.0%
Alexandria Real Estate Equities, Inc., REIT	329,371	$49,352,951
Boardwalk, REIT	711,952	23,630,133
Boston Properties, Inc., REIT	191,431	24,583,569
Brixmor Property Group, Inc., REIT	1,927,099	35,516,435
Daiwa House Industry Co. Ltd.	108,900	3,415,586
Equity Lifestyle Properties, Inc., REIT	315,033	42,441,246
Extra Space Storage, Inc., REIT	161,040	19,633,997
Farmland Partners, Inc., REIT	655,730	3,954,052
Industrial Logistics Properties Trust, REIT	621,483	13,293,521
Longfor Properties Co. Ltd.	531,500	1,894,728
Medical Properties Trust, Inc., REIT	1,298,152	24,132,646
Prologis, Inc., REIT	657,867	55,010,838
Public Storage, Inc., REIT	282,507	74,790,903
Rexford Industrial Realty, Inc., REIT	466,131	20,598,329
RPT Realty, REIT	1,921,468	22,865,469
Simon Property Group, Inc., REIT	297,186	44,262,883
STAG Industrial, Inc., REIT	873,393	25,398,268
STORE Capital Corp., REIT	1,329,706	50,209,699
Sun Communities, Inc., REIT	287,761	42,531,076
Unibail-Rodamco-Westfield, REIT	21,980	2,877,113
Urban Edge Properties, REIT	1,824,732	31,951,057
VICI Properties, Inc., REIT	1,424,468	31,566,211
W.P. Carey, Inc., REIT	312,297	28,044,271
Welltower, Inc., REIT	602,976	54,002,530

		$725,957,511
Restaurants - 0.5%
Greggs PLC	190,320	$4,895,630
Starbucks Corp.	134,762	13,012,619

		$17,908,249
Specialty Chemicals - 0.3%
PTT Global Chemical PLC	5,565,700	$9,648,609

Specialty Stores - 0.2%
Target Corp.	77,704	$8,317,436

Telecommunications - Wireless - 1.3%
American Tower Corp., REIT	96,509	$22,215,407
KDDI Corp.	640,900	17,103,135

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - continued
Vodafone Group PLC	6,268,563	$11,841,066

		$51,159,608
Telephone Services - 0.3%
Koninklijke KPN N.V.	1,018,405	$3,223,521
TELUS Corp.	181,978	6,592,158
TELUS Corp.	63,992	2,320,350

		$12,136,029
Tobacco - 0.9%
Imperial Brands PLC	248,720	$6,429,640
Japan Tobacco, Inc.	723,900	15,335,218
Philip Morris International, Inc.	176,874	12,750,847

		$34,515,705
Utilities - Electric Power - 1.0%
E.ON SE	295,228	$2,743,397
Exelon Corp.	370,356	17,503,024
SSE PLC	880,493	12,331,628
Xcel Energy, Inc.	107,630	6,911,999

		$39,490,048
Total Common Stocks (Identified Cost, $1,283,843,394)		$1,551,162,332

Bonds - 39.8%
Asset-Backed & Securitized - 1.1%
ALM Loan Funding, CLO, 2015-12A, “A1R2”, FLR, 3.212% (LIBOR - 3mo. + 0.89%), 4/16/2027 (n)	$1,638,165	$1,636,575
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	1,429,096	1,450,084
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	2,655,828	2,705,660
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	2,850,000	3,003,024
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	2,574,000	2,731,088
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,800,000	1,966,541
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	63,024
DLL Securitization Trust, 2019-DA1, “A2”, 2.79%, 11/22/2021 (n)	2,770,000	2,780,329
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.323% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	2,267,245	2,249,334

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	$1,750,000	$1,868,285
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	1,888,516	2,020,654
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.703% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	2,261,785	2,245,260
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.803% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,390,920	2,368,584
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	700,873	767,666
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.035%, 12/15/2051 (i)	10,091,532	669,452
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.503% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	2,026,203	2,017,488
TICP CLO Ltd., FLR, 3.117% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)	3,317,451	3,296,684
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,505,000	1,651,617
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,516,848	1,632,015
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	1,258,254	1,327,068
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	2,500,000	2,737,481
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.126%, 1/15/2052 (i)(n)	5,955,576	435,545

		$41,623,458
Cable TV - 0.1%
VTR Finance B.V., 6.875%, 1/15/2024 (n)	$3,818,000	$3,946,857

Chemicals - 0.1%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	$680,000	$693,600
Consolidated Energy Finance S.A., 6.875%, 6/15/2025	1,855,000	1,892,100
Sherwin Williams Co., 2.75%, 6/01/2022	704,000	714,888
Sociedad Quimica y Minera de Chile S.A., 4.25%, 5/07/2029 (n)	2,014,000	2,180,155

		$5,480,743
Conglomerates - 0.2%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)	$5,300,000	$5,333,178
United Technologies Corp., 3.95%, 8/16/2025	1,000,000	1,098,336

		$6,431,514

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Construction - 0.0%
Sunac China Holdings Ltd., 7.95%, 10/11/2023	$1,721,000	$1,647,995

Consumer Products - 0.1%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$1,734,000	$1,763,966

Consumer Services - 0.1%
Alibaba Group Holding Ltd., 3.4%, 12/06/2027	$3,224,000	$3,385,128
GEMS Menasa Cayman Ltd./GEMS Education
Delaware LLC, 7.125%, 7/31/2026 (z)	1,470,000	1,497,930

		$4,883,058
Containers - 0.1%
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)	$2,724,000	$2,761,455
San Miguel Industrias PET S.A., 4.5%, 9/18/2022	1,606,000	1,628,082

		$4,389,537
Emerging Market Quasi-Sovereign - 4.4%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029 (n)	$802,000	$896,588
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029	2,045,000	2,286,187
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)	3,245,000	4,015,687
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047	2,593,000	3,208,838
Aeropuerto Internacional de Tocumen S.A., 6%, 11/18/2048 (n)	2,833,000	3,640,405
Aeropuerto Internacional de Tocumen S.A., 6%, 11/18/2048	800,000	1,028,000
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)	281,000	320,694
Autoridad del Canal de Panama, 4.95%, 7/29/2035	1,220,000	1,392,337
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023	1,500,000	1,566,000
Banco do Brasil S.A. (Cayman Branch), 9.25%, 4/15/2023	433,000	482,795
Banco do Brasil S.A. (Cayman Branch), 4.625%, 1/15/2025	2,728,000	2,847,759
Corporacion Nacional del Cobre de Chile, 4.375%, 2/05/2049 (n)	2,000,000	2,313,900
Development Bank of Kazakhstan, 4.125%, 12/10/2022	1,663,000	1,725,010
Empresa de Transmision Electrica S.A., 5.125%, 5/02/2049 (n)	1,694,000	1,965,057
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)	2,469,000	2,638,864
Empresa Nacional del Petroleo, 5.25%, 11/06/2029 (n)	1,233,000	1,429,330
Empresa Nacional del Petroleo, 5.25%, 11/06/2029	1,271,000	1,473,381
Empresas Publicas de Medellin, 4.25%, 7/18/2029 (n)	1,537,000	1,614,926
Equate Petrochemical B.V., 4.25%, 11/03/2026	3,292,000	3,570,543
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028 (n)	2,885,000	3,121,195
Eskom Holdings SOC Ltd., 8.45%, 8/10/2028	1,926,000	2,114,555
Export-Import Bank of India, 3.875%, 2/01/2028 (n)	10,026,000	10,697,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Kazakhstan Temir Zholy Finance B.V., 4.85%, 11/17/2027 (n)		$6,560,000	$7,319,714
KazMunayGas National Co., JSC, 5.375%, 4/24/2030 (n)		6,669,000	7,734,039
KazMunayGas National Co., JSC, 5.375%, 4/24/2030		3,453,000	4,004,444
KazMunayGas National Co., JSC, 6.375%, 10/24/2048		3,652,000	4,607,948
KazTransGas JSC, 4.375%, 9/26/2027		1,707,000	1,799,963
Magyar Export-Import Bank PLC, 4%, 1/30/2020		2,518,000	2,532,312
NTPC Ltd., 7.375%, 8/10/2021	INR	120,000,000	1,674,127
NTPC Ltd., 7.25%, 5/03/2022		90,000,000	1,260,687
NTPC Ltd., 4.375%, 11/26/2024		$5,157,000	5,501,668
OCP S.A., 6.875%, 4/25/2044		2,448,000	3,043,520
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		2,519,000	3,131,792
Petroamazonas, 4.625%, 11/06/2020 (n)		302,000	298,376
Petrobras Global Finance B.V., 5.75%, 2/01/2029		4,747,000	5,141,001
Petrobras Global Finance B.V., 6.9%, 3/19/2049		3,680,000	4,178,640
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		4,117,000	4,641,917
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)		379,000	463,441
Petroleos del Peru S.A., 5.625%, 6/19/2047		4,758,000	5,818,082
Petroleos Mexicanos, 6.75%, 9/21/2047		2,660,000	2,533,650
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023		2,357,600	2,456,714
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		1,013,000	1,058,666
PT Indonesia Asahan Aluminium (Persero), 5.71%, 11/15/2023 (n)		1,120,000	1,241,638
PT Perusahaan Listrik Negara, 6.15%, 5/21/2048 (n)		1,317,000	1,702,865
REC Ltd., 3.875%, 7/07/2027		5,697,000	5,729,025
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		1,887,000	2,138,059
Saudi Arabian Oil Co., 4.25%, 4/16/2039		1,685,000	1,909,184
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		7,385,000	8,711,036
State Bank of India (London), 4.375%, 1/24/2024		1,646,000	1,748,505
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (n)		3,774,000	4,037,810
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		7,145,000	7,644,449
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023		3,933,000	4,111,637
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		2,267,000	2,731,735
Ukreximbank Via Biz Finance PLC, 9.75%, 1/22/2025		1,026,000	1,082,943
YPF Energia Electrica S.A., 10%, 7/25/2026 (z)		1,452,000	842,175

			$167,181,033

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - 10.2%
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)		$2,754,000	$2,858,322
Arab Republic of Egypt, 6.125%, 1/31/2022		8,324,000	8,639,313
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		3,045,000	3,139,017
Arab Republic of Egypt, 5.875%, 6/11/2025		2,005,000	2,067,656
Arab Republic of Egypt, 7.5%, 1/31/2027		1,900,000	2,060,413
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		4,360,000	4,463,550
Arab Republic of Egypt, 6.588%, 2/21/2028		1,753,000	1,794,634
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		2,792,000	3,011,982
Arab Republic of Egypt, 7.6%, 3/01/2029		670,000	722,789
Arab Republic of Egypt, 8.5%, 1/31/2047		1,601,000	1,737,661
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		3,353,000	3,671,535
Dominican Republic, 6.875%, 1/29/2026		5,450,000	6,219,867
Dominican Republic, 5.95%, 1/25/2027		3,057,000	3,351,267
Dominican Republic, 6%, 7/19/2028 (n)		5,087,000	5,614,827
Dominican Republic, 6.5%, 2/15/2048 (n)		4,694,000	5,175,182
Dominican Republic, 6.4%, 6/05/2049 (n)		3,344,000	3,665,893
Emirate of Abu Dhabi, 3.125%, 10/11/2027 (n)		443,000	479,548
Emirate of Abu Dhabi, 4.125%, 10/11/2047 (n)		590,000	733,075
Federal Republic of Nigeria, 7.625%, 11/21/2025 (n)		1,927,000	2,110,373
Federal Republic of Nigeria, 6.5%, 11/28/2027 (n)		2,571,000	2,563,004
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)		1,113,000	1,118,024
Federal Republic of Nigeria, 7.696%, 2/23/2038		1,937,000	1,932,138
Federal Republic of Nigeria, 9.248%, 1/21/2049		1,543,000	1,696,670
Federative Republic of Brazil, 5.625%, 2/21/2047		3,582,000	4,096,948
Government of Benin, 5.75%, 3/26/2026	EUR	1,645,000	1,846,717
Government of Jamaica, 8%, 3/15/2039		$5,375,000	6,940,522
Government of Jamaica, 7.875%, 7/28/2045		4,402,000	5,685,183
Government of Malaysia, 4.921%, 7/06/2048	MYR	8,917,000	2,538,679
Government of Oman, 6%, 8/01/2029 (n)		$1,175,000	1,168,538
Government of Romania, 2%, 12/08/2026 (n)	EUR	1,099,000	1,297,769
Government of Romania, 2.124%, 7/16/2031 (n)		1,608,000	1,827,271
Government of Romania, 4.625%, 4/03/2049 (n)		1,889,000	2,657,623
Government of Ukraine, 7.75%, 9/01/2024 (n)		$2,600,000	2,779,015
Government of Ukraine, 7.75%, 9/01/2024		304,000	324,931
Government of Ukraine, 7.75%, 9/01/2025 (n)		2,600,000	2,760,238
Government of Ukraine, 7.75%, 9/01/2025		6,940,000	7,367,712
Government of Ukraine, 6.75%, 6/20/2026 (n)	EUR	2,513,000	3,003,978
Government of Ukraine, 7.75%, 9/01/2026		$3,434,000	3,639,278
Government of Ukraine, 7.75%, 9/01/2027		1,819,000	1,924,975
Government of Ukraine, 7.375%, 9/25/2032		6,022,000	6,189,062
Government of Ukraine, 0%, 5/31/2040		4,912,000	4,292,106
Islamic Republic of Pakistan, 7.875%, 3/31/2036		1,717,000	1,725,928
Ivory Coast, 5.75%, 12/31/2032		3,540,240	3,505,262

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Kingdom of Saudi Arabia, 4.375%, 4/16/2029 (n)		$2,632,000	$3,034,106
Kingdom of Saudi Arabia, 4.5%, 4/17/2030		3,255,000	3,795,929
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		939,000	1,108,240
Oriental Republic of Uruguay, 4.375%, 1/23/2031		1,415,000	1,602,488
Oriental Republic of Uruguay, 4.125%, 11/20/2045		1,312,000	1,454,365
Oriental Republic of Uruguay, 4.975%, 4/20/2055		3,778,000	4,632,810
Republic of Angola, 8.25%, 5/09/2028 (n)		3,237,000	3,338,286
Republic of Argentina, 6.625%, 7/06/2028		1,222,000	455,195
Republic of Argentina, 3.75%, 12/31/2038		14,413,000	5,116,615
Republic of Azerbaijan, 3.5%, 9/01/2032		3,490,000	3,429,525
Republic of Belarus, 7.625%, 6/29/2027		609,000	689,954
Republic of Colombia, 3.875%, 4/25/2027		1,350,000	1,458,689
Republic of Colombia, 6.125%, 1/18/2041		2,582,000	3,443,768
Republic of Colombia, 5%, 6/15/2045		6,402,000	7,730,415
Republic of Cote d’Ivoire, 5.25%, 3/22/2030 (n)	EUR	2,432,000	2,709,813
Republic of Cote d’Ivoire, 6.125%, 6/15/2033		$2,730,000	2,576,984
Republic of Croatia, 5.5%, 4/04/2023		3,155,000	3,503,817
Republic of Ecuador, 7.95%, 6/20/2024		4,731,000	4,760,616
Republic of Ecuador, 9.625%, 6/02/2027		1,350,000	1,383,750
Republic of Ecuador, 7.875%, 1/23/2028		3,833,000	3,581,939
Republic of Ecuador, 10.75%, 1/31/2029 (n)		1,323,000	1,424,210
Republic of El Salvador, 7.375%, 12/01/2019		3,276,000	3,292,413
Republic of El Salvador, 7.125%, 1/20/2050 (z)		1,293,000	1,320,153
Republic of Gabon, 6.95%, 6/16/2025		1,742,000	1,687,963
Republic of Ghana, 8.125%, 3/26/2032 (n)		4,739,000	4,632,373
Republic of Guatemala, 4.9%, 6/01/2030 (n)		1,887,000	2,027,015
Republic of Guatemala, 4.9%, 6/01/2030		1,385,000	1,487,767
Republic of Guatemala, 6.125%, 6/01/2050 (n)		1,700,000	2,025,142
Republic of Guatemala, 6.125%, 6/01/2050		1,325,000	1,578,420
Republic of Hungary, 5.75%, 11/22/2023		2,734,000	3,108,924
Republic of Hungary, 5.375%, 3/25/2024		8,784,000	9,953,431
Republic of Indonesia, 4.75%, 1/08/2026 (n)		4,918,000	5,484,375
Republic of Indonesia, 4.35%, 1/08/2027		7,986,000	8,788,939
Republic of Indonesia, 3.5%, 1/11/2028		1,066,000	1,120,476
Republic of Indonesia, 8.375%, 3/15/2034	IDR	72,039,000,000	5,357,345
Republic of Indonesia, 7.5%, 5/15/2038		52,848,000,000	3,622,426
Republic of Indonesia, 4.625%, 4/15/2043		$1,624,000	1,863,004
Republic of Kenya, 7%, 5/22/2027 (n)		1,709,000	1,801,201
Republic of Kenya, 8%, 5/22/2032 (n)		2,010,000	2,125,756
Republic of Kenya, 8.25%, 2/28/2048 (n)		1,974,000	2,037,875
Republic of Mongolia, 5.625%, 5/01/2023		1,683,000	1,690,754
Republic of Namibia, 5.25%, 10/29/2025		1,385,000	1,390,238
Republic of Panama, 3.75%, 4/17/2026		1,641,000	1,748,502

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Panama, 3.875%, 3/17/2028		$2,654,000	$2,939,332
Republic of Panama, 3.16%, 1/23/2030		2,587,000	2,744,807
Republic of Panama, 4.5%, 4/16/2050		1,283,000	1,592,537
Republic of Paraguay, 6.1%, 8/11/2044		4,048,000	5,076,192
Republic of Paraguay, 5.6%, 3/13/2048 (n)		1,194,000	1,436,382
Republic of Paraguay, 5.6%, 3/13/2048		2,452,000	2,949,756
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,369,000	1,608,575
Republic of Peru, 6.9%, 8/12/2037	PEN	4,901,000	1,782,258
Republic of Rwanda, 6.625%, 5/02/2023		$1,257,000	1,352,768
Republic of Senegal, 4.75%, 3/13/2028 (n)	EUR	1,883,000	2,151,414
Republic of Senegal, 4.75%, 3/13/2028		1,153,000	1,317,356
Republic of Senegal, 6.25%, 5/23/2033		$3,517,000	3,479,002
Republic of Senegal, 6.75%, 3/13/2048		1,061,000	1,012,393
Republic of South Africa, 4.85%, 9/27/2027		1,734,000	1,804,185
Republic of Sri Lanka, 5.75%, 4/18/2023 (n)		810,000	801,951
Republic of Sri Lanka, 6.85%, 3/14/2024 (n)		1,955,000	1,988,322
Republic of Sri Lanka, 6.125%, 6/03/2025		9,785,000	9,468,509
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		1,213,000	1,205,830
Republic of Turkey, 3.25%, 3/23/2023		2,486,000	2,265,228
Republic of Turkey, 7.25%, 12/23/2023		1,967,000	2,033,386
Republic of Turkey, 5.75%, 3/22/2024		3,216,000	3,130,564
Republic of Turkey, 6.35%, 8/10/2024		1,635,000	1,624,471
Republic of Turkey, 6%, 3/25/2027		7,500,000	7,124,595
Republic of Turkey, 6.125%, 10/24/2028		2,629,000	2,473,626
Republic of Turkey, 6.875%, 3/17/2036		3,197,000	3,061,716
Russian Federation, 4.75%, 5/27/2026		5,400,000	5,899,500
Russian Federation, 4.25%, 6/23/2027		5,600,000	5,957,750
Russian Federation, 4.375%, 3/21/2029 (n)		7,800,000	8,385,047
Russian Federation, 4.375%, 3/21/2029		3,200,000	3,440,019
Russian Federation, 7.7%, 3/23/2033	RUB	111,335,000	1,741,723
Russian Federation, 5.1%, 3/28/2035 (n)		$3,400,000	3,842,000
Russian Federation, 5.25%, 6/23/2047		600,000	713,706
Socialist Republic of Vietnam, 4.8%, 11/19/2024		2,602,000	2,828,161
State of Qatar, 4%, 3/14/2029 (n)		6,099,000	6,960,484
State of Qatar, 5.103%, 4/23/2048 (n)		5,813,000	7,745,009
State of Qatar, 5.103%, 4/23/2048		898,000	1,196,459
State of Qatar, 4.817%, 3/14/2049 (n)		2,471,000	3,179,362
State of Qatar, 4.817%, 3/14/2049		840,000	1,080,803
United Mexican States, 3.75%, 1/11/2028		4,427,000	4,628,473
United Mexican States, 8.5%, 5/31/2029	MXN	32,400,000	1,787,202
United Mexican States, 4.6%, 2/10/2048		$1,371,000	1,497,831

			$391,083,165

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - 0.1%
Afren PLC, 11.5%, 2/01/2020 (a)(d)(z)	$200,000	$164
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	2,119,000	2,190,737
Ultrapar International S.A., 5.25%, 6/06/2029 (n)	453,000	474,970

		$2,665,871
Energy - Integrated - 0.0%
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)	$901,000	$935,923

Financial Institutions - 0.0%
InterCorp Peru Ltd., 3.875%, 8/15/2029 (n)	$647,000	$651,853

Food & Beverages - 0.2%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)	$800,000	$846,000
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)	1,145,000	1,210,837
Corporacion Lindley S.A., 6.75%, 11/23/2021	1,010,000	1,068,075
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)	1,796,000	1,885,800
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	1,304,000	1,444,180
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)	1,391,000	1,420,434

		$7,875,326
Forest & Paper Products - 0.1%
Suzano Austria GmbH, 6%, 1/15/2029	$1,631,000	$1,808,290
Suzano Austria GmbH, 5%, 1/15/2030	1,274,000	1,312,220

		$3,120,510
Gaming & Lodging - 0.1%
Sands China Ltd., 5.4%, 8/08/2028	$2,871,000	$3,313,442

Industrial - 0.1%
GOHL Capital Ltd., 4.25%, 1/24/2027	$2,052,000	$2,168,867

International Market Sovereign - 0.1%
Government of Bermuda, 4.75%, 2/15/2029 (n)	$2,534,000	$2,920,435

Local Authorities - 0.1%
Province of Santa Fe, 6.9%, 11/01/2027	$2,012,000	$1,086,480
Provincia de Cordoba, 7.125%, 6/10/2021	7,306,000	3,653,000

		$4,739,480
Major Banks - 0.0%
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	$829,000	$854,110

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - 0.2%
CommonSpirit Health, 2.76%, 10/01/2024	$1,608,000	$1,634,667
Montefiore Obligated Group, 5.246%, 11/01/2048	3,192,000	4,072,791

		$5,707,458
Metals & Mining - 0.1%
First Quantum Minerals Ltd., 7.25%, 4/01/2023	$683,000	$642,020
First Quantum Minerals Ltd., 6.5%, 3/01/2024	1,072,000	972,840
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	682,000	593,340
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022	2,699,000	2,348,130

		$4,556,330
Midstream - 0.1%
Cosan Ltd., 5.5%, 9/20/2029 (n)	$2,427,000	$2,467,555

Mortgage-Backed - 11.2%
Fannie Mae, 5%, 9/01/2019 - 3/01/2042	$6,342,462	$6,962,423
Fannie Mae, 5.5%, 10/01/2019 - 4/01/2040	5,915,730	6,673,414
Fannie Mae, 4.14%, 8/01/2020	37,576	37,905
Fannie Mae, 5.19%, 9/01/2020	79,741	80,816
Fannie Mae, 3.416%, 10/01/2020	257,097	261,078
Fannie Mae, 4.58%, 1/01/2021	243,297	245,792
Fannie Mae, 3.99%, 7/01/2021	357,113	367,762
Fannie Mae, 6%, 7/01/2021 - 6/01/2038	312,183	354,698
Fannie Mae, 4.5%, 1/01/2023 - 8/01/2046	24,865,209	26,906,635
Fannie Mae, 2.152%, 1/25/2023	1,212,602	1,222,988
Fannie Mae, 2.41%, 5/01/2023	222,597	227,202
Fannie Mae, 2.55%, 5/01/2023	191,941	196,825
Fannie Mae, 2.62%, 5/01/2023	263,794	271,133
Fannie Mae, 3.65%, 9/01/2023	779,374	832,891
Fannie Mae, 3.78%, 10/01/2023	458,086	493,097
Fannie Mae, 3.92%, 10/01/2023	987,000	1,071,619
Fannie Mae, 3.5%, 5/25/2025 - 8/01/2047	59,543,490	62,124,112
Fannie Mae, 2.7%, 7/01/2025	680,000	710,071
Fannie Mae, 3.59%, 9/01/2026	359,974	396,990
Fannie Mae, 2.672%, 12/25/2026	3,827,000	3,979,301
Fannie Mae, 3.144%, 3/25/2028	2,027,000	2,179,247
Fannie Mae, 4%, 3/25/2028 - 9/01/2047	41,724,106	44,237,620
Fannie Mae, 3%, 11/01/2028 - 11/01/2046	27,082,870	27,932,994
Fannie Mae, 4.01%, 1/01/2029	686,029	787,116
Fannie Mae, 4.96%, 6/01/2030	1,071,301	1,266,741
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	92,239	104,999
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	2,841,989	2,840,717
Fannie Mae, TBA, 2.5%, 9/01/2034 - 10/01/2034	1,375,000	1,393,087
Fannie Mae, TBA, 3%, 9/01/2034 - 9/01/2049	12,064,000	12,356,636

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, TBA, 3.5%, 9/01/2034 - 11/01/2034	$4,475,000	$4,637,414
Fannie Mae, TBA, 4%, 9/01/2049	7,250,000	7,526,973
Freddie Mac, 4.251%, 1/25/2020	315,112	315,701
Freddie Mac, 4.224%, 3/25/2020	304,843	305,816
Freddie Mac, 5%, 5/01/2020 - 6/01/2040	677,864	755,937
Freddie Mac, 3.808%, 8/25/2020	787,416	795,171
Freddie Mac, 3.034%, 10/25/2020	494,366	497,509
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	370,837	423,737
Freddie Mac, 2.51%, 11/25/2022	2,731,000	2,787,054
Freddie Mac, 2.637%, 1/25/2023	1,000,000	1,025,524
Freddie Mac, 3.32%, 2/25/2023	1,277,000	1,337,383
Freddie Mac, 3.25%, 4/25/2023	1,700,000	1,779,356
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	4,285,940	4,592,738
Freddie Mac, 3.06%, 7/25/2023	886,000	923,445
Freddie Mac, 3.458%, 8/25/2023	675,000	713,684
Freddie Mac, 1.016%, 4/25/2024 (i)	21,175,438	699,063
Freddie Mac, 0.736%, 7/25/2024 (i)	24,626,786	616,581
Freddie Mac, 3.303%, 7/25/2024	5,037,000	5,365,428
Freddie Mac, 3.064%, 8/25/2024	2,626,852	2,761,855
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	2,421,618	2,623,771
Freddie Mac, 2.67%, 12/25/2024	2,555,000	2,657,509
Freddie Mac, 2.811%, 1/25/2025	2,125,000	2,223,038
Freddie Mac, 3.023%, 1/25/2025	1,000,000	1,057,277
Freddie Mac, 3.329%, 5/25/2025	5,166,000	5,573,141
Freddie Mac, 3.284%, 6/25/2025	5,000,000	5,383,797
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,661,328	2,820,883
Freddie Mac, 3.01%, 7/25/2025	1,775,000	1,888,145
Freddie Mac, 2.745%, 1/25/2026	3,263,000	3,432,347
Freddie Mac, 2.673%, 3/25/2026	2,368,000	2,484,025
Freddie Mac, 3.224%, 3/25/2027	3,227,000	3,507,580
Freddie Mac, 3.243%, 4/25/2027	3,546,000	3,862,123
Freddie Mac, 0.713%, 7/25/2027 (i)	45,698,565	1,885,783
Freddie Mac, 0.567%, 8/25/2027 (i)	35,028,100	1,092,898
Freddie Mac, 0.427%, 1/25/2028 (i)	64,140,634	1,571,728
Freddie Mac, 0.434%, 1/25/2028 (i)	26,439,695	662,653
Freddie Mac, 0.27%, 2/25/2028 (i)	79,119,414	1,022,049
Freddie Mac, 2.5%, 3/15/2028	354,095	362,684
Freddie Mac, 0.263%, 4/25/2028 (i)	50,741,117	613,409
Freddie Mac, 3%, 6/15/2028 - 3/01/2047	28,005,576	28,932,325
Freddie Mac, 3.5%, 6/15/2028 - 10/25/2058	33,249,810	34,866,668
Freddie Mac, 5.5%, 6/01/2030 - 6/01/2041	668,899	754,652
Freddie Mac, 6.5%, 5/01/2037	13,512	15,469
Ginnie Mae, 2.5%, 7/20/2032 - 6/20/2042	1,045,000	1,059,054
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	278,978	315,314

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	$5,200,174	$5,618,684
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	20,099,720	21,075,153
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2049	10,950,831	11,535,612
Ginnie Mae, 3%, 4/20/2045 - 10/20/2048	16,590,288	17,148,792
Ginnie Mae, 5%, 1/20/2049	1,999,999	2,102,958
Ginnie Mae, 5.87%, 4/20/2058	1,568	1,787
Ginnie Mae, 0.661%, 2/16/2059 (i)	3,081,077	181,232
Ginnie Mae, TBA, 3.5%, 9/01/2049 - 10/01/2049	6,300,000	6,543,141
Ginnie Mae, TBA, 4%, 9/01/2049 - 10/01/2049	5,650,000	5,887,477
Ginnie Mae, TBA, 3%, 10/01/2049	3,375,000	3,475,129

		$428,614,565
Municipals - 0.3%
New Jersey Economic Development Authority State
Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$6,363,000	$5,896,274
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,573,157
State of California (Build America Bonds), 7.6%, 11/01/2040	2,320,000	3,999,657
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	60,000	85,478

		$11,554,566
Natural Gas - Distribution - 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$4,778,000	$5,124,453
Infraestructura Energética Nova S.A.B. de C.V, 4.875%, 1/14/2048 (n)	4,200,000	3,927,000

		$9,051,453
Natural Gas - Pipeline - 0.1%
Peru LNG, 5.375%, 3/22/2030 (n)	$3,644,000	$3,926,447
Peru LNG, 5.375%, 3/22/2030	1,542,000	1,661,520

		$5,587,967
Network & Telecom - 0.3%
C&W Senior Financing Designated Activity, 7.5%, 10/15/2026 (n)	$1,212,000	$1,314,778
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026	5,020,000	5,306,721
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)	1,846,000	1,959,068
WTT Investment Ltd., 5.5%, 11/21/2022 (n)	3,420,000	3,513,744

		$12,094,311
Oils - 0.0%
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)	$543,000	$734,090

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 0.3%
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)	$4,000,000	$4,286,285
ING Groep N.V., 3.15%, 3/29/2022	1,585,000	1,624,841
Kazkommertsbank JSC, 5.5%, 12/21/2022	5,860,998	5,904,956

		$11,816,082
Pollution Control - 0.1%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)	$1,617,000	$1,683,718
Aegea Finance S.à r.l., 5.75%, 10/10/2024	1,716,000	1,786,802

		$3,470,520
Railroad & Shipping - 0.2%
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034	$4,620,000	$5,041,621
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)	975,000	1,033,988

		$6,075,609
Restaurants - 0.1%
Starbucks Corp., 3.8%, 8/15/2025	$2,396,000	$2,598,019

Retailers - 0.1%
S.A.C.I. Falabella, 3.75%, 4/30/2023	$1,764,000	$1,812,578

Supermarkets - 0.1%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022 (n)	$1,028,000	$1,091,222
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022	1,552,000	1,647,448

		$2,738,670
Supranational - 0.0%
Inter-American Development Bank, 4.375%, 1/24/2044	$511,000	$725,898

Tobacco - 0.0%
B.A.T Capital Corp., 2.764%, 8/15/2022	$1,508,000	$1,526,657

Transportation - Services - 0.2%
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/03/2029 (n)	$1,052,000	$1,101,343
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029	1,200,000	1,260,000
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	1,600,000	1,681,824
Rumo Luxembourg S.à r.l., 7.375%, 2/09/2024	2,508,000	2,707,812
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)	334,000	350,074
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)	632,000	682,352
Topaz Marine S.A., 9.125%, 7/26/2022	670,000	697,814

		$8,481,219

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - 1.0%
AID-Tunisia, 2.452%, 7/24/2021	$728,000	$735,287
AID-Ukraine, 1.847%, 5/29/2020	8,820,000	8,845,731
Fannie Mae, 1.75%, 11/26/2019	4,750,000	4,746,729
Fannie Mae, 1.625%, 1/21/2020	7,500,000	7,490,766
Federal Home Loan Bank, 1.5%, 10/21/2019	9,000,000	8,992,955
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	1,108,000	1,116,896
Private Export Funding Corp., 2.25%, 3/15/2020	419,000	419,584
Private Export Funding Corp., 2.3%, 9/15/2020	2,000,000	2,006,495
Small Business Administration, 6.34%, 5/01/2021	8,909	9,072
Small Business Administration, 6.07%, 3/01/2022	7,681	7,878
Small Business Administration, 5.16%, 2/01/2028	46,026	49,858
Small Business Administration, 2.21%, 2/01/2033	209,890	212,394
Small Business Administration, 2.22%, 3/01/2033	367,379	372,330
Small Business Administration, 3.15%, 7/01/2033	442,951	465,941
Small Business Administration, 3.16%, 8/01/2033	478,750	504,078
Small Business Administration, 3.62%, 9/01/2033	414,579	445,894

		$36,421,888
U.S. Treasury Obligations - 7.0%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$144,938
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,944,956
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,349,000	1,910,574
U.S. Treasury Bonds, 4.5%, 8/15/2039	401,000	583,126
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,137,900	11,201,066
U.S. Treasury Bonds, 2.875%, 5/15/2043	17,378,300	20,489,423
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	33,851,000	37,549,486
U.S. Treasury Bonds, 2.875%, 11/15/2046	11,828,000	14,109,048
U.S. Treasury Notes, 3.125%, 5/15/2021	3,748,000	3,843,750
U.S. Treasury Notes, 1.75%, 11/30/2021	75,932,000	76,359,117
U.S. Treasury Notes, 1.75%, 5/15/2022	3,949,000	3,979,852
U.S. Treasury Notes, 2.5%, 8/15/2023	29,025,000	30,223,415
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	8,304,515
U.S. Treasury Notes, 2.5%, 5/15/2024	4,680,000	4,909,978
U.S. Treasury Notes, 2.875%, 7/31/2025	1,948,000	2,104,905
U.S. Treasury Notes, 2.625%, 12/31/2025	13,800,000	14,772,469
U.S. Treasury Notes, 2%, 11/15/2026	15,400,000	15,972,086
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	9,455,754
U.S. Treasury Notes, 2.375%, 5/15/2029	8,149,500	8,782,678

		$268,641,136
Utilities - Electric Power - 1.0%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$3,526,000	$3,614,150
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)	3,114,000	3,123,465

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Cerro del Aguila S.A., 4.125%, 8/16/2027 (n)	$1,409,000	$1,463,613
China Southern Power Grid International Finance Co. Ltd., 3.5%, 5/08/2027	998,000	1,067,854
Consorcio Transmantaro S.A., 4.7%, 4/16/2034 (n)	636,000	694,035
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,073,000	2,097,868
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,177,000	2,267,532
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)	2,824,000	3,033,875
Genneia S.A., 8.75%, 1/20/2022 (n)	1,250,000	638,137
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)	3,065,000	3,066,532
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)	1,146,312	1,359,135
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	2,190,000	2,224,351
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,536,000	1,578,240
Transelec S.A., 4.25%, 1/14/2025 (n)	2,631,000	2,788,860
Transelec S.A., 4.25%, 1/14/2025	2,603,000	2,759,180
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	3,945,571
Transelec S.A., 3.875%, 1/12/2029	392,000	401,314
Virginia Electric & Power Co., 3.5%, 3/15/2027	813,000	876,241

		$36,999,953
Utilities - Gas - 0.0%
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023	$1,259,000	$1,310,946
Total Bonds (Identified Cost, $1,454,903,596)		$1,520,664,613

Convertible Preferred Stocks - 0.2%
Medical Equipment - 0.0%
Danaher Corp., 4.75%	857	$977,811

Utilities - Electric Power - 0.2%
CenterPoint Energy, Inc., 7%	67,302	$3,328,084
NextEra Energy, Inc., 6.123%	27,684	1,913,795

		$5,241,879
Total Convertible Preferred Stocks (Identified Cost, $5,872,254)		$6,219,690

Preferred Stocks - 0.1%
Telephone Services - 0.1%
Telefonica Brasil S.A. (Identified Cost, $3,306,558)	242,100	$3,137,771

Investment Companies (h) - 19.8%
Bond Funds - 16.6%
MFS High Yield Pooled Portfolio (v)	68,882,259	$637,160,890

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - continued
Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 2.17% (v)	121,238,881	$121,251,005
Total Investment Companies (Identified Cost, $740,764,032)		$758,411,895

Other Assets, Less Liabilities - (0.4)%		(15,434,608)
Net Assets - 100.0%		$3,824,161,693

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $758,411,895 and $3,081,184,406, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $315,916,990, representing 8.3% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2020	11/20/15	$194,048	$164
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026	7/30/19	1,470,000	1,497,930
Republic of El Salvador, 7.125%, 1/20/2050	7/30/19	1,293,000	1,320,153
YPF Energia Electrica S.A., 10%, 7/25/2026	7/18/19	1,434,351	842,175
Total Restricted Securities			$3,660,422
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

Portfolio of Investments (unaudited) – continued

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 8/31/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
INR	26,780,000	USD	372,617	JPMorgan Chase Bank N.A.	10/21/2019	$392
TRY	20,369,000	USD	3,417,250	Merrill Lynch International	10/11/2019	26,799
USD	5,193,400	BRL	20,233,000	JPMorgan Chase Bank N.A.	10/02/2019	316,582
USD	20,537,928	EUR	18,197,911	Deutsche Bank AG	10/11/2019	478,809
USD	414,998	EUR	366,000	State Street Bank Corp.	10/11/2019	11,565
USD	2,991,278	EUR	2,650,000	UBS AG	10/11/2019	70,246
USD	3,602,079	KRW	4,338,344,000	JPMorgan Chase Bank N.A.	9/06/2019	20,212
USD	1,824,903	MXN	36,801,000	Morgan Stanley Capital Services, Inc.	10/11/2019	391
USD	1,783,097	PHP	91,669,000	JPMorgan Chase Bank N.A.	9/09/2019	22,722
USD	1,033,508	PLN	4,073,000	BNP Paribas S.A.	10/11/2019	9,705
USD	1,049,194	PLN	4,136,000	Deutsche Bank AG	10/11/2019	9,554
USD	1,747,365	RUB	116,087,099	JPMorgan Chase Bank N.A.	10/28/2019	20,206
USD	4,885,408	ZAR	70,001,721	JPMorgan Chase Bank N.A.	10/11/2019	292,990

						$1,280,173

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
BRL	20,233,000	USD	5,310,359	Barclays Bank PLC	10/02/2019	$(433,541)
EUR	1,041,606	USD	1,180,842	Merrill Lynch International	10/11/2019	(32,704)
EUR	1,598,282	USD	1,811,764	UBS AG	10/11/2019	(50,016)
KRW	4,338,344,000	USD	3,591,344	JPMorgan Chase Bank N.A.	9/06/2019	(9,477)
MXN	469,088	USD	24,012	Citibank N.A.	10/11/2019	(755)
PHP	75,346,000	USD	1,463,171	Barclays Bank PLC	9/09/2019	(16,257)
PHP	16,323,601	USD	317,055	JPMorgan Chase Bank N.A.	9/09/2019	(3,584)
PLN	8,209,000	USD	2,169,592	JPMorgan Chase Bank N.A.	10/11/2019	(106,149)
TRY	10,111,000	USD	1,785,403	Deutsche Bank AG	10/11/2019	(75,806)
TRY	10,182,000	USD	1,738,642	UBS AG	10/11/2019	(17,040)
ZAR	36,161,694	USD	2,548,589	Merrill Lynch International	10/11/2019	(176,224)
ZAR	36,287,808	USD	2,587,894	UBS AG	10/11/2019	(207,256)
USD	8,814,100	IDR	126,535,226,200	Barclays Bank PLC	10/21/2019	(58,803)
USD	25,383,624	JPY	2,720,000,000	State Street Bank Corp.	10/01/2019	(271,636)
USD	2,560,300	MYR	10,836,470	Barclays Bank PLC	12/03/2019	(11,484)
USD	1,703,406	TRY	10,162,000	BNP Paribas S.A.	10/11/2019	(14,814)
USD	1,713,248	TRY	10,207,000	Deutsche Bank AG	10/11/2019	(12,581)
USD	3,413,854	TRY	20,293,000	Morgan Stanley Capital Services, Inc.	10/11/2019	(17,346)

						$(1,515,473)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	146	$31,553,109	December - 2019	$17,735

Liability Derivatives

Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	523	$68,888,906	December - 2019	$(74,906)
U.S. Treasury Note 5 yr	Long	USD	38	4,559,110	December - 2019	(1,915)

						$(76,821)

At August 31, 2019, the fund had liquid securities with an aggregate value of $784,247 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $2,747,925,802)	$3,081,184,406
Investments in affiliated issuers, at value (identified cost, $740,764,032)	758,411,895
Cash	2,624,862
Foreign currency, at value (identified cost, $28,181,934)	28,658,528
Receivables for
Forward foreign currency exchange contracts	1,280,173
Net daily variation margin on open futures contracts	70,114
Investments sold	6,334,462
Investments sold on an extended settlement basis	16,778,118
Fund shares sold	11,649,982
Interest and dividends	18,509,346
Other assets	6,234
Total assets	$3,925,508,120

Liabilities
Payables for
Distributions	$1,025,805
Forward foreign currency exchange contracts	1,515,473
Investments purchased	22,820,363
Investments purchased on an extended settlement basis	58,490,669
Fund shares reacquired	15,861,765
Payable to affiliates
Investment adviser	184,045
Administrative services fee	4,264
Shareholder servicing costs	1,206,386
Distribution and service fees	91,861
Deferred country tax expense payable	2,047
Accrued expenses and other liabilities	143,749
Total liabilities	$101,346,427
Net assets	$3,824,161,693

Net assets consist of
Paid-in capital	$3,515,837,973
Total distributable earnings (loss)	308,323,720
Net assets	$3,824,161,693
Shares of beneficial interest outstanding	295,359,400

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,439,330,784	111,141,371	$12.95
Class C	760,254,591	58,742,019	12.94
Class I	1,339,978,743	103,501,037	12.95
Class R1	218,047	16,858	12.93
Class R2	3,484,935	269,240	12.94
Class R3	23,242,012	1,794,365	12.95
Class R4	9,623,870	743,002	12.95
Class R6	248,028,711	19,151,508	12.95

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.52 [100 / 95.75 x $12.95]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$32,995,101
Interest	28,631,877
Dividends from affiliated issuers	18,356,694
Income on securities loaned	109,364
Other	38,980
Foreign taxes withheld	(1,598,913)
Total investment income	$78,533,103
Expenses
Management fee	$10,989,108
Distribution and service fees	5,571,202
Shareholder servicing costs	1,624,374
Administrative services fee	254,389
Independent Trustees’ compensation	24,108
Custodian fee	148,560
Shareholder communications	102,917
Audit and tax fees	37,250
Legal fees	16,366
Miscellaneous	173,442
Total expenses	$18,941,716
Fees paid indirectly	(13,121)
Reduction of expenses by investment adviser and distributor	(177,938)
Net expenses	$18,750,657
Net investment income (loss)	$59,782,446

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $30 country tax)	$(707,757)
Affiliated issuers	(234,232)
Futures contracts	2,408,763
Swap agreements	(29,298)
Forward foreign currency exchange contracts	(475,724)
Foreign currency	1,523,567
Net realized gain (loss)	$2,485,319
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $90,630 decrease in deferred country tax)	$151,284,805
Affiliated issuers	15,029,013
Futures contracts	40,115
Forward foreign currency exchange contracts	(1,366,244)
Translation of assets and liabilities in foreign currencies	339,960
Net unrealized gain (loss)	$165,327,649
Net realized and unrealized gain (loss)	$167,812,968
Change in net assets from operations	$227,595,414

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/19 (unaudited)	Year ended 2/28/19

From operations
Net investment income (loss)	$59,782,446	$112,450,865
Net realized gain (loss)	2,485,319	10,437,146
Net unrealized gain (loss)	165,327,649	85,788,994
Change in net assets from operations	$227,595,414	$208,677,005
Total distributions to shareholders	$(54,563,843)	$(136,328,886)
Change in net assets from fund share transactions	$146,011,089	$(460,118,606)
Total change in net assets	$319,042,660	$(387,770,487)

Net assets
At beginning of period	3,505,119,033	3,892,889,520
At end of period	$3,824,161,693	$3,505,119,033

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/19		Year ended
Class A			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$12.35		$12.10	$12.28	$11.22		$12.70	$12.21

Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.39	$0.37	$0.39		$0.38	$0.34
Net realized and unrealized gain (loss)	0.58		0.33	(0.10)	1.08		(1.06)	0.75
Total from investment operations	$0.79		$0.72	$0.27	$1.47		$(0.68)	$1.09

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.39)	$(0.41)		$(0.39)	$(0.36)
From net realized gain	(0.00	)(w)	(0.08)	(0.06)	(0.00	)(w)	(0.41)	(0.24)
Total distributions declared to shareholders	$(0.19)		$(0.47)	$(0.45)	$(0.41)		$(0.80)	$(0.60)
Net asset value, end of period (x)	$12.95		$12.35	$12.10	$12.28		$11.22	$12.70
Total return (%) (r)(s)(t)(x)	6.45	(n)	6.10	2.19	13.26		(5.53)	9.09

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.98	(a)	0.99	0.99	1.02		1.06	1.06
Expenses after expense reductions (f)(h)	0.97	(a)	0.98	0.98	1.00		1.01	1.03
Net investment income (loss)	3.30	(a)	3.21	2.97	3.25		3.17	2.70
Portfolio turnover	22	(n)	36	44	46		62	48
Net assets at end of period (000 omitted)	$1,439,331		$1,315,625	$1,343,257	$1,321,135		$1,408,719	$1,334,418

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class C			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$12.35		$12.09	$12.28	$11.22		$12.70	$12.20

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.30	$0.28	$0.30		$0.29	$0.24
Net realized and unrealized gain (loss)	0.57		0.34	(0.11)	1.08		(1.06)	0.77
Total from investment operations	$0.73		$0.64	$0.17	$1.38		$(0.77)	$1.01

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.30)	$(0.32)		$(0.30)	$(0.27)
From net realized gain	(0.00	)(w)	(0.08)	(0.06)	(0.00	)(w)	(0.41)	(0.24)
Total distributions declared to shareholders	$(0.14)		$(0.38)	$(0.36)	$(0.32)		$(0.71)	$(0.51)
Net asset value, end of period (x)	$12.94		$12.35	$12.09	$12.28		$11.22	$12.70
Total return (%) (r)(s)(t)(x)	5.98	(n)	5.40	1.34	12.43		(6.24)	8.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.73	(a)	1.75	1.74	1.77		1.81	1.81
Expenses after expense reductions (f)(h)	1.72	(a)	1.74	1.73	1.75		1.76	1.78
Net investment income (loss)	2.56	(a)	2.48	2.23	2.50		2.42	1.96
Portfolio turnover	22	(n)	36	44	46		62	48
Net assets at end of period (000 omitted)	$760,255		$756,643	$931,292	$1,046,946		$939,801	$859,969

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class I			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$12.35		$12.09	$12.28	$11.22		$12.70	$12.21

Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.42	$0.40	$0.41		$0.41	$0.37
Net realized and unrealized gain (loss)	0.57		0.34	(0.11)	1.09		(1.06)	0.75
Total from investment operations	$0.80		$0.76	$0.29	$1.50		$(0.65)	$1.12

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.42)	$(0.42)	$(0.44)		$(0.42)	$(0.39)
From net realized gain	(0.00	)(w)	(0.08)	(0.06)	(0.00	)(w)	(0.41)	(0.24)
Total distributions declared to shareholders	$(0.20)		$(0.50)	$(0.48)	$(0.44)		$(0.83)	$(0.63)
Net asset value, end of period (x)	$12.95		$12.35	$12.09	$12.28		$11.22	$12.70
Total return (%) (r)(s)(t)(x)	6.59	(n)	6.45	2.36	13.54		(5.29)	9.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	(a)	0.74	0.74	0.77		0.81	0.81
Expenses after expense reductions (f)(h)	0.72	(a)	0.74	0.73	0.75		0.76	0.78
Net investment income (loss)	3.54	(a)	3.47	3.23	3.44		3.42	2.97
Portfolio turnover	22	(n)	36	44	46		62	48
Net assets at end of period (000 omitted)	$1,339,979		$1,181,300	$1,371,333	$1,434,280		$692,677	$721,242

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class R1			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$12.34		$12.08	$12.26	$11.21		$12.68	$12.20

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.31	$0.28	$0.31		$0.29	$0.24
Net realized and unrealized gain (loss)	0.57		0.33	(0.10)	1.06		(1.05)	0.75
Total from investment operations	$0.73		$0.64	$0.18	$1.37		$(0.76)	$0.99

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.30)	$(0.32)		$(0.30)	$(0.27)
From net realized gain	(0.00	)(w)	(0.08)	(0.06)	(0.00	)(w)	(0.41)	(0.24)
Total distributions declared to shareholders	$(0.14)		$(0.38)	$(0.36)	$(0.32)		$(0.71)	$(0.51)
Net asset value, end of period (x)	$12.93		$12.34	$12.08	$12.26		$11.21	$12.68
Total return (%) (r)(s)(t)(x)	5.98	(n)	5.40	1.42	12.35		(6.17)	8.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.73	(a)	1.75	1.75	1.77		1.81	1.81
Expenses after expense reductions (f)(h)	1.72	(a)	1.74	1.74	1.75		1.76	1.78
Net investment income (loss)	2.54	(a)	2.57	2.29	2.55		2.43	1.95
Portfolio turnover	22	(n)	36	44	46		62	48
Net assets at end of period (000 omitted)	$218		$193	$573	$938		$1,268	$918

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class R2			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$12.35		$12.09	$12.28	$11.22		$12.70	$12.20

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.36	$0.34	$0.36		$0.35	$0.31
Net realized and unrealized gain (loss)	0.57		0.34	(0.11)	1.08		(1.06)	0.76
Total from investment operations	$0.76		$0.70	$0.23	$1.44		$(0.71)	$1.07

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.36)	$(0.38)		$(0.36)	$(0.33)
From net realized gain	(0.00	)(w)	(0.08)	(0.06)	(0.00	)(w)	(0.41)	(0.24)
Total distributions declared to shareholders	$(0.17)		$(0.44)	$(0.42)	$(0.38)		$(0.77)	$(0.57)
Net asset value, end of period (x)	$12.94		$12.35	$12.09	$12.28		$11.22	$12.70
Total return (%) (r)(s)(t)(x)	6.24	(n)	5.92	1.85	12.98		(5.77)	8.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.25	1.24	1.27		1.31	1.31
Expenses after expense reductions (f)(h)	1.23	(a)	1.24	1.23	1.25		1.26	1.28
Net investment income (loss)	3.07	(a)	2.99	2.73	2.99		2.94	2.47
Portfolio turnover	22	(n)	36	44	46		62	48
Net assets at end of period (000 omitted)	$3,485		$3,486	$4,396	$4,223		$3,139	$2,113

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class R3			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$12.36		$12.10	$12.28	$11.23		$12.71	$12.21

Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.39	$0.37	$0.39		$0.38	$0.34
Net realized and unrealized gain (loss)	0.57		0.34	(0.10)	1.07		(1.06)	0.76
Total from investment operations	$0.78		$0.73	$0.27	$1.46		$(0.68)	$1.10

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.39)	$(0.41)		$(0.39)	$(0.36)
From net realized gain	(0.00	)(w)	(0.08)	(0.06)	(0.00	)(w)	(0.41)	(0.24)
Total distributions declared to shareholders	$(0.19)		$(0.47)	$(0.45)	$(0.41)		$(0.80)	$(0.60)
Net asset value, end of period (x)	$12.95		$12.36	$12.10	$12.28		$11.23	$12.71
Total return (%) (r)(s)(t)(x)	6.37	(n)	6.18	2.19	13.16		(5.52)	9.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.98	(a)	1.00	0.99	1.02		1.07	1.06
Expenses after expense reductions (f)(h)	0.97	(a)	0.99	0.98	1.00		1.02	1.03
Net investment income (loss)	3.30	(a)	3.21	2.97	3.24		3.19	2.70
Portfolio turnover	22	(n)	36	44	46		62	48
Net assets at end of period (000 omitted)	$23,242		$19,159	$20,013	$19,274		$15,393	$7,995

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class R4			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$12.36		$12.10	$12.29	$11.23		$12.71	$12.21

Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.41	$0.40	$0.42		$0.41	$0.37
Net realized and unrealized gain (loss)	0.56		0.35	(0.10)	1.08		(1.06)	0.76
Total from investment operations	$0.79		$0.76	$0.30	$1.50		$(0.65)	$1.13

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.42)	$(0.43)	$(0.44)		$(0.42)	$(0.39)
From net realized gain	(0.00	)(w)	(0.08)	(0.06)	(0.00	)(w)	(0.41)	(0.24)
Total distributions declared to shareholders	$(0.20)		$(0.50)	$(0.49)	$(0.44)		$(0.83)	$(0.63)
Net asset value, end of period (x)	$12.95		$12.36	$12.10	$12.29		$11.23	$12.71
Total return (%) (r)(s)(t)(x)	6.50	(n)	6.45	2.36	13.53		(5.29)	9.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	(a)	0.74	0.74	0.77		0.81	0.81
Expenses after expense reductions (f)(h)	0.72	(a)	0.73	0.73	0.75		0.76	0.78
Net investment income (loss)	3.58	(a)	3.43	3.20	3.50		3.42	2.96
Portfolio turnover	22	(n)	36	44	46		62	48
Net assets at end of period (000 omitted)	$9,624		$10,063	$7,915	$6,179		$5,173	$4,936

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class R6			2/28/19	2/28/18		2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$12.35		$12.10	$12.28		$11.22		$12.70	$12.21

Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.43	$0.38		$0.43		$0.42	$0.38
Net realized and unrealized gain (loss)	0.58		0.33	(0.06	)(g)	1.08		(1.06)	0.75
Total from investment operations	$0.81		$0.76	$0.32		$1.51		$(0.64)	$1.13

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.43)	$(0.44)		$(0.45)		$(0.43)	$(0.40)
From net realized gain	(0.00	)(w)	(0.08)	(0.06)		(0.00	)(w)	(0.41)	(0.24)
Total distributions declared to shareholders	$(0.21)		$(0.51)	$(0.50)		$(0.45)		$(0.84)	$(0.64)
Net asset value, end of period (x)	$12.95		$12.35	$12.10		$12.28		$11.22	$12.70
Total return (%) (r)(s)(t)(x)	6.63	(n)	6.46	2.54		13.65		(5.20)	9.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	(a)	0.65	0.65		0.67		0.70	0.72
Expenses after expense reductions (f)(h)	0.64	(a)	0.64	0.64		0.65		0.65	0.69
Net investment income (loss)	3.63	(a)	3.55	3.08		3.57		3.55	3.05
Portfolio turnover	22	(n)	36	44		46		62	48
Net assets at end of period (000 omitted)	$248,029		$218,650	$214,111		$15,036		$11,073	$2,569

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Diversified Income Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental

Notes to Financial Statements (unaudited) – continued

regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that increased the beginning of period cost of investments and decreased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that

Notes to Financial Statements (unaudited) – continued

day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair

Notes to Financial Statements (unaudited) – continued

value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,147,187,029	$—	$—	$1,147,187,029
Canada	72,162,732	701,490	—	72,864,222
Switzerland	68,692,132	—	—	68,692,132
Japan	54,911,582	—	—	54,911,582
United Kingdom	43,709,540	—	—	43,709,540
France	32,490,762	—	—	32,490,762
Taiwan	25,151,231	—	—	25,151,231
China	22,243,402	—	—	22,243,402
Germany	13,427,114	—	—	13,427,114
Other Countries	78,903,254	939,524	—	79,842,778
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	305,063,024	—	305,063,024
Non-U.S. Sovereign Debt	—	561,910,531	—	561,910,531
Municipal Bonds	—	11,554,566	—	11,554,566
U.S. Corporate Bonds	—	14,324,922	—	14,324,922
Residential Mortgage-Backed Securities	—	428,614,565	—	428,614,565
Commercial Mortgage-Backed Securities	—	20,873,461	—	20,873,461
Asset-Backed Securities (including CDOs)	—	20,749,997	—	20,749,997
Foreign Bonds	—	157,573,548	—	157,573,548
Mutual Funds	758,411,895	—	—	758,411,895
Total	$2,317,290,673	$1,522,305,628	$—	$3,839,596,301

Other Financial Instruments
Futures Contracts – Assets	$17,735	$—	$—	$17,735
Futures Contracts – Liabilities	(76,821)	—	—	(76,821)
Forward Foreign Currency Exchange Contracts – Assets	—	1,280,173	—	1,280,173
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,515,473)	—	(1,515,473)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$17,735	$(76,821)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,280,173	(1,515,473)
Total		$1,297,908	$(1,592,294)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$2,408,763	$—	$—
Foreign Exchange	—	—	(475,724)
Credit	—	(29,298)	—
Total	$2,408,763	$(29,298)	$(475,724)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$40,115	$—
Foreign Exchange	—	(1,366,244)
Total	$40,115	$(1,366,244)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded

Notes to Financial Statements (unaudited) – continued

under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) – continued

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced

Notes to Financial Statements (unaudited) – continued

by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to

Notes to Financial Statements (unaudited) – continued

purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2019, there were no securities on loan or collateral outstanding.

TBA Dollar Roll Transactions – The fund enters into TBA dollar roll transactions in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. TBA dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend

Notes to Financial Statements (unaudited) – continued

date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase (sale) commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value

Notes to Financial Statements (unaudited) – continued

of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

Notes to Financial Statements (unaudited) – continued

to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 2/28/19
Ordinary income (including any short-term capital gains)	$113,306,994
Long-term capital gains	23,021,892
Total distributions	$136,328,886

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/19

Cost of investments	$3,530,697,538
Gross appreciation	385,261,302

Gross depreciation	(76,362,539)
Net unrealized appreciation (depreciation)	$308,898,763

As of 2/28/19

Undistributed ordinary income	1,645,023
Undistributed long-term capital gain	1,015,116
Post-October currency loss deferral	(4,438,921)
Other temporary differences	(8,640,689)
Net unrealized appreciation (depreciation)	145,711,620

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 8/31/19	Year ended 2/28/19	Six months ended 8/31/19	Year ended 2/28/19
Class A	$20,426,821	$42,451,745	$382,731	$8,471,088
Class C	8,451,085	20,226,697	204,975	5,224,518
Class I	20,298,083	41,858,569	355,671	7,720,653
Class R1	2,247	8,151	57	1,970
Class R2	47,225	114,581	884	25,358
Class R3	323,709	627,811	6,117	124,035
Class R4	162,751	322,959	2,574	62,062
Class R6	3,833,646	7,696,481	65,267	1,392,208
Total	$53,545,567	$113,306,994	$1,018,276	$23,021,892

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion and up to $5 billion	0.55%
In excess of $5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2019, this management fee reduction amounted to $174,955, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2019 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	C	I	R1	R2	R3	R4	R6
1.10%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.79%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2021. For the six months

Notes to Financial Statements (unaudited) – continued

ended August 31, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $72,497 for the six months ended August 31, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,730,406
Class C	0.75%	0.25%	1.00%	1.00%	3,803,656
Class R1	0.75%	0.25%	1.00%	1.00%	1,014
Class R2	0.25%	0.25%	0.50%	0.50%	8,713
Class R3	—	0.25%	0.25%	0.25%	27,413
Total Distribution and Service Fees					$5,571,202

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2019, this rebate amounted to $2,947 and $36 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2019, were as follows:

Amount
Class A	$37,821
Class C	15,882

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2019, the fee was $80,273, which equated to 0.0044% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,544,101.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2019 was equivalent to an annual effective rate of 0.0138% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended August 31, 2019, the fee paid by the fund under this agreement was $3,193 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations. The High Yield Pooled Portfolio does not pay a management fee to MFS or distribution and/or service fee to MFD.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”)

Notes to Financial Statements (unaudited) – continued

pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended August 31, 2019, the fund engaged in purchase transactions pursuant to this policy, which amounted to $267,986.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2019, this reimbursement amounted to $26,224, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended August 31, 2019, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$314,116,055	$292,405,945
Non-U.S. Government securities	$611,331,650	$490,321,578

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/19		Year ended 2/28/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	14,731,915	$186,047,287	21,934,805	$265,151,851
Class C	3,292,639	41,510,761	4,188,252	50,577,898
Class I	18,062,612	227,926,191	22,659,066	273,950,836
Class R1	2,118	26,544	8,524	102,465
Class R2	45,152	570,721	51,826	628,809
Class R3	343,452	4,321,938	362,563	4,396,138
Class R4	79,522	1,002,319	208,446	2,524,964
Class R6	2,867,309	36,217,514	4,082,655	49,402,988
	39,424,719	$497,623,275	53,496,137	$646,735,949

Shares issued to shareholders in reinvestment of distributions
Class A	1,587,450	$20,100,635	4,055,421	$49,172,684
Class C	597,474	7,557,081	1,854,376	22,477,917
Class I	1,299,128	16,447,103	3,323,850	40,297,462
Class R1	182	2,304	821	9,953
Class R2	2,696	34,089	8,811	106,837
Class R3	26,017	329,551	61,945	751,330
Class R4	13,027	164,853	31,748	384,955
Class R6	291,662	3,693,706	713,063	8,646,570
	3,817,636	$48,329,322	10,050,035	$121,847,708

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/19		Year ended 2/28/19

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(11,673,428)	$(147,423,320)	(30,527,727)	$(369,134,417)
Class C	(6,432,089)	(81,107,772)	(21,784,292)	(263,227,928)
Class I	(11,511,139)	(145,423,473)	(43,716,771)	(528,719,177)
Class R1	(1,063)	(13,107)	(41,137)	(496,708)
Class R2	(60,928)	(763,099)	(141,915)	(1,717,400)
Class R3	(125,740)	(1,594,129)	(527,893)	(6,421,964)
Class R4	(164,039)	(2,085,223)	(79,918)	(959,463)
Class R6	(1,706,220)	(21,531,385)	(4,794,658)	(58,025,206)
	(31,674,646)	$(399,941,508)	(101,614,311)	$(1,228,702,263)

Net change
Class A	4,645,937	$58,724,602	(4,537,501)	$(54,809,882)
Class C	(2,541,976)	(32,039,930)	(15,741,664)	(190,172,113)
Class I	7,850,601	98,949,821	(17,733,855)	(214,470,879)
Class R1	1,237	15,741	(31,792)	(384,290)
Class R2	(13,080)	(158,289)	(81,278)	(981,754)
Class R3	243,729	3,057,360	(103,385)	(1,274,496)
Class R4	(71,490)	(918,051)	160,276	1,950,456
Class R6	1,452,751	18,379,835	1,060	24,352
	11,567,709	$146,011,089	(38,068,139)	$(460,118,606)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2019, the fund’s commitment fee and interest expense were $10,263 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$588,508,593	$41,939,672	$8,070,379	$(232,870)	$15,015,874	$637,160,890
MFS Institutional Money Market Portfolio	58,220,415	388,071,486	325,052,673	(1,362)	13,139	121,251,005
	$646,729,008	$430,011,158	$333,123,052	$(234,232)	$15,029,013	$758,411,895

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio					$17,262,958	$—
MFS Institutional Money Market Portfolio					1,093,736	—
					$18,356,694	$—

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including

Board Review of Investment Advisory Agreement – continued

information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that

Board Review of Investment Advisory Agreement – continued

were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion and $5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

August 31, 2019

MFS® Government Securities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MFG-SEM

MFS® Government Securities Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. The U.S. and China have raised tariffs on each other, heightening tensions and uncertainty. Despite repeated declarations by British Prime Minister Boris Johnson that the United Kingdom will leave the European Union on October 31, 2019, with or without a deal, apprehension over the possibility of a no-deal Brexit has eased somewhat, with Parliament having taken steps to block such an outcome.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates for the first time in more than a decade in July and again in September. Similarly, the European Central Bank loosened policy in September. While markets have grown more risk averse, the accommodative monetary environment has helped push global interest rates toward record-low levels and has been somewhat supportive of risk assets despite the unsettled economic and geopolitical backdrop.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

October 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	50.4%
U.S. Treasury Securities	42.0%
Commercial Mortgage-Backed Securities	2.5%
Investment Grade Corporates	2.3%
Collateralized Debt Obligations	1.6%
U.S. Government Agencies	1.6%
Municipal Bonds	1.4%
Asset-Backed Securities	0.8%
Non-U.S. Government Bonds	0.2%

Composition including fixed income credit quality (a)(i)
AAA	4.4%
AA	1.3%
A	1.9%
BBB	1.2%
U.S. Government	32.4%
Federal Agencies	52.0%
Not Rated	9.6%
Cash & Cash Equivalents	6.9%
Other	(9.7)%

Portfolio facts (i)
Average Duration (d)	5.1
Average Effective Maturity (m)	7.1 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

2

Portfolio Composition – continued

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of August 31, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2019 through August 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/19	Ending Account Value 8/31/19	Expenses Paid During Period (p) 3/01/19-8/31/19
A	Actual	0.84%	$1,000.00	$1,067.54	$4.37
	Hypothetical (h)	0.84%	$1,000.00	$1,020.91	$4.27
B	Actual	1.59%	$1,000.00	$1,062.61	$8.24
	Hypothetical (h)	1.59%	$1,000.00	$1,017.14	$8.06
C	Actual	1.59%	$1,000.00	$1,063.55	$8.25
	Hypothetical (h)	1.59%	$1,000.00	$1,017.14	$8.06
I	Actual	0.59%	$1,000.00	$1,067.86	$3.07
	Hypothetical (h)	0.59%	$1,000.00	$1,022.17	$3.00
R1	Actual	1.60%	$1,000.00	$1,062.62	$8.30
	Hypothetical (h)	1.60%	$1,000.00	$1,017.09	$8.11
R2	Actual	1.10%	$1,000.00	$1,065.24	$5.71
	Hypothetical (h)	1.10%	$1,000.00	$1,019.61	$5.58
R3	Actual	0.85%	$1,000.00	$1,067.61	$4.42
	Hypothetical (h)	0.85%	$1,000.00	$1,020.86	$4.32
R4	Actual	0.60%	$1,000.00	$1,067.80	$3.12
	Hypothetical (h)	0.60%	$1,000.00	$1,022.12	$3.05
R6	Actual	0.49%	$1,000.00	$1,069.48	$2.55
	Hypothetical (h)	0.49%	$1,000.00	$1,022.67	$2.49

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

8/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 92.8%

Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 4.9%
ALM Loan Funding, CLO, 2015-12A, “A1R2”, FLR, 3.212% (LIBOR - 3mo. + 0.89%), 4/16/2027 (n)	$3,940,444	$3,936,618
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	3,557,855	3,610,104
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	6,639,569	6,764,149
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	1,000,000	1,053,693
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,081,809
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	5,294,534
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,403,750
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,790,371
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	5,351,861	5,822,691
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,722,299
DLL Securitization Trust, 2019-DA1, “A2”, 2.79%, 11/22/2021 (n)	6,650,000	6,674,797
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.323% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	6,145,237	6,096,690
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,951,000	6,353,236
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.703% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	5,409,775	5,370,251
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.803% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	5,711,934	5,658,573
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,650,987	1,808,327
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.035%, 12/15/2051 (i)	25,135,391	1,667,432
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.503% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	4,840,622	4,819,802
TICP CLO Ltd., FLR, 3.117% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)	8,140,500	8,089,540
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	3,494,000	3,834,385
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	5,531,348	5,951,317

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	$2,177,277	$2,296,353
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.126%, 1/15/2052 (i)(n)	14,668,170	1,072,718

		$102,173,439
Chemicals - 0.1%
Sherwin Williams Co., 2.75%, 6/01/2022	$2,278,000	$2,313,232

Conglomerates - 0.1%
United Technologies Corp., 3.95%, 8/16/2025	$2,647,000	$2,907,294

Consumer Products - 0.2%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$4,386,000	$4,461,797

Major Banks - 0.1%
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	$2,120,000	$2,184,214

Medical & Health Technology & Services - 0.7%
CommonSpirit Health, 2.76%, 10/01/2024	$3,838,000	$3,901,648
Montefiore Obligated Group, 5.246%, 11/01/2048	7,884,000	10,059,489

		$13,961,137
Mortgage-Backed - 50.2%
Fannie Mae, 4.94%, 9/01/2019	$371,025	$370,431
Fannie Mae, 5%, 9/01/2019 - 3/01/2042	16,260,041	17,861,605
Fannie Mae, 5.5%, 9/01/2019 - 12/01/2038	18,235,341	20,526,155
Fannie Mae, 4.5%, 1/01/2020 - 6/01/2044	54,957,120	59,513,891
Fannie Mae, 4.14%, 8/01/2020	1,261,403	1,272,438
Fannie Mae, 5.19%, 9/01/2020	1,439,629	1,459,045
Fannie Mae, 6%, 2/01/2021 - 12/01/2037	4,110,569	4,657,474
Fannie Mae, 2.152%, 1/25/2023	4,428,147	4,466,072
Fannie Mae, 2.41%, 5/01/2023	1,439,812	1,469,597
Fannie Mae, 2.55%, 5/01/2023	1,239,695	1,271,238
Fannie Mae, 2.59%, 5/01/2023	788,272	809,464
Fannie Mae, 3.78%, 10/01/2023	878,610	945,761
Fannie Mae, 3.5%, 5/25/2025 - 8/01/2048	102,967,923	107,505,997
Fannie Mae, 3.59%, 9/01/2026	1,007,742	1,111,369
Fannie Mae, 2.28%, 11/01/2026	904,285	925,004
Fannie Mae, 2.672%, 12/25/2026	10,346,000	10,757,735
Fannie Mae, 3.144%, 3/25/2028	4,554,000	4,896,048
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	111,490,935	118,862,116
Fannie Mae, 3%, 11/01/2028 - 11/01/2046	70,887,644	73,119,437
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	1,737,935	1,981,431

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	$6,739,450	$6,736,330
Fannie Mae, TBA, 2.5%, 9/01/2034 - 10/01/2034	3,375,000	3,419,393
Fannie Mae, TBA, 3%, 9/01/2034 - 10/01/2034	25,526,000	26,169,327
Fannie Mae, TBA, 3.5%, 9/01/2034 - 11/01/2034	11,875,000	12,305,980
Freddie Mac, 6%, 9/01/2019 - 10/01/2038	2,937,242	3,308,826
Freddie Mac, 4.251%, 1/25/2020	2,446,846	2,451,421
Freddie Mac, 2.313%, 3/25/2020	6,646,835	6,638,407
Freddie Mac, 4.224%, 3/25/2020	4,078,371	4,091,379
Freddie Mac, 5%, 4/01/2020 - 7/01/2041	7,441,635	8,228,990
Freddie Mac, 3.808%, 8/25/2020	2,810,664	2,838,345
Freddie Mac, 3.034%, 10/25/2020	5,302,935	5,336,649
Freddie Mac, 5.5%, 4/01/2021 - 1/01/2038	4,451,657	4,969,215
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	8,880,181	9,591,360
Freddie Mac, 2.51%, 11/25/2022	6,640,000	6,776,287
Freddie Mac, 3.32%, 2/25/2023	4,605,000	4,822,747
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,420,120
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	12,522,861	13,473,449
Freddie Mac, 3.06%, 7/25/2023	3,476,000	3,622,907
Freddie Mac, 3.531%, 7/25/2023	240,000	254,258
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,863,626
Freddie Mac, 1.016%, 4/25/2024 (i)	54,671,021	1,804,849
Freddie Mac, 0.736%, 7/25/2024 (i)	59,658,744	1,493,676
Freddie Mac, 3.303%, 7/25/2024	4,700,000	5,006,455
Freddie Mac, 3.064%, 8/25/2024	6,098,509	6,411,933
Freddie Mac, 2.67%, 12/25/2024	10,788,000	11,220,824
Freddie Mac, 2.811%, 1/25/2025	9,000,000	9,415,219
Freddie Mac, 3.329%, 5/25/2025	9,024,000	9,735,196
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	7,778,209	8,234,212
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,819,984
Freddie Mac, 2.745%, 1/25/2026	8,567,000	9,011,620
Freddie Mac, 2.673%, 3/25/2026	7,802,000	8,184,275
Freddie Mac, 3.224%, 3/25/2027	8,182,000	8,893,404
Freddie Mac, 0.713%, 7/25/2027 (i)	106,525,089	4,395,832
Freddie Mac, 0.567%, 8/25/2027 (i)	84,777,954	2,645,123
Freddie Mac, 3.187%, 9/25/2027	12,800,000	13,909,779
Freddie Mac, 0.427%, 1/25/2028 (i)	151,953,522	3,723,530
Freddie Mac, 0.434%, 1/25/2028 (i)	62,539,865	1,567,424
Freddie Mac, 0.27%, 2/25/2028 (i)	177,735,594	2,295,953
Freddie Mac, 2.5%, 3/15/2028	847,821	868,387
Freddie Mac, 0.263%, 4/25/2028 (i)	114,099,284	1,379,346
Freddie Mac, 3%, 6/15/2028 - 11/01/2046	58,264,680	60,270,422
Freddie Mac, 3.5%, 6/15/2028 - 10/25/2058	101,721,767	106,638,287
Freddie Mac, 6.5%, 5/01/2037	294,450	337,099
Ginnie Mae, 2.5%, 7/20/2032 - 6/20/2042	2,551,000	2,585,343

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	$3,433,898	$3,847,022
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	10,922,610	11,902,489
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	48,526,422	50,904,588
Ginnie Mae, 3.5%, 12/15/2041 - 8/20/2049	38,492,776	40,390,251
Ginnie Mae, 3%, 2/20/2043 - 12/20/2048	53,192,803	54,962,423
Ginnie Mae, 5.87%, 4/20/2058	37,148	42,339
Ginnie Mae, 0.661%, 2/16/2059 (i)	7,768,448	456,949
Ginnie Mae, TBA, 3.5%, 9/01/2049 - 10/01/2049	15,000,000	15,578,906
Ginnie Mae, TBA, 4%, 9/01/2049 - 10/01/2049	9,850,000	10,264,008

		$1,044,298,471
Municipals - 1.4%
New Jersey Economic Development Authority State Pension
Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$14,792,000	$13,707,007
Philadelphia, PA, School District, “A”, 5.995%, 9/01/2030	3,280,000	4,264,426
State of California (Build America Bonds), 7.6%, 11/01/2040	4,220,000	7,275,238
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	2,750,000	3,917,760

		$29,164,431
Other Banks & Diversified Financials - 0.3%
ING Groep N.V., 3.15%, 3/29/2022	$5,120,000	$5,248,699

Restaurants - 0.3%
Starbucks Corp., 3.8%, 8/15/2025	$6,062,000	$6,573,118

Supranational - 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$3,971,839

Tobacco - 0.2%
B.A.T Capital Corp., 2.764%, 8/15/2022	$4,264,000	$4,316,755

U.S. Government Agencies and Equivalents - 1.5%
AID-Tunisia, 2.452%, 7/24/2021	$4,063,000	$4,103,668
AID-Ukraine, 1.847%, 5/29/2020	3,250,000	3,259,481
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	6,688,000	6,741,698
Private Export Funding Corp., 2.25%, 3/15/2020	1,681,000	1,683,342
Private Export Funding Corp., 2.3%, 9/15/2020	4,100,000	4,113,314
Small Business Administration, 6.35%, 4/01/2021	32,184	32,784
Small Business Administration, 6.34%, 5/01/2021	57,910	58,969
Small Business Administration, 6.44%, 6/01/2021	51,006	52,241
Small Business Administration, 6.625%, 7/01/2021	55,390	56,509
Small Business Administration, 6.07%, 3/01/2022	55,745	57,172
Small Business Administration, 4.98%, 11/01/2023	126,153	132,355

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 4.89%, 12/01/2023	$319,794	$335,011
Small Business Administration, 4.77%, 4/01/2024	350,727	366,615
Small Business Administration, 5.52%, 6/01/2024	173,949	184,112
Small Business Administration, 4.99%, 9/01/2024	268,258	282,177
Small Business Administration, 4.86%, 10/01/2024	156,459	164,070
Small Business Administration, 4.86%, 1/01/2025	353,176	371,427
Small Business Administration, 5.11%, 4/01/2025	251,449	265,478
Small Business Administration, 2.21%, 2/01/2033	1,670,290	1,690,221
Small Business Administration, 2.22%, 3/01/2033	2,801,553	2,839,308
Small Business Administration, 3.15%, 7/01/2033	2,773,782	2,917,740
Small Business Administration, 3.16%, 8/01/2033	957,500	1,008,157
Small Business Administration, 3.62%, 9/01/2033	1,036,447	1,114,736

		$31,830,585
U.S. Treasury Obligations - 32.3%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$1,712,212
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	7,592,154
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,324,388
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	3,157,197
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,943,049
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,926,300	17,342,983
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	11,949,896
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	32,456,393
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	108,688,408
U.S. Treasury Bonds, 2.875%, 11/15/2046	26,245,000	31,306,389
U.S. Treasury Notes, 3.125%, 5/15/2021	93,251,000	95,633,272
U.S. Treasury Notes, 1.75%, 5/15/2022	14,023,000	14,132,555
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	136,673,000	142,316,100
U.S. Treasury Notes, 2.875%, 7/31/2025	67,640,000	73,088,191
U.S. Treasury Notes, 2.625%, 12/31/2025	20,900,000	22,372,797
U.S. Treasury Notes, 2%, 11/15/2026	70,204,000	72,811,969
U.S. Treasury Notes, 2.75%, 2/15/2028	10,157,000	11,172,700
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	21,031,763

		$671,032,416
Utilities - Electric Power - 0.3%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$5,254,000	$5,317,027
Total Bonds (Identified Cost, $1,836,020,429)		$1,929,754,454

Investment Companies (h) - 7.2%
Money Market Funds - 7.2%
MFS Institutional Money Market Portfolio, 2.17% (v) (Identified Cost, $149,419,620)	149,422,432	$149,437,375

Other Assets, Less Liabilities - (0.0)%		(192,376)
Net Assets - 100.0%		$2,078,999,453

10

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $149,437,375 and $1,929,754,454, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $64,056,280, representing 3.1% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

JPY	Japanese Yen

Derivative Contracts at 8/31/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	60,846,040	JPY	6,520,000,000	State Street Bank Corp.	10/01/2019	$(651,128)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	650	$140,476,172	December - 2019	$78,955

Liability Derivatives

Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	456	$60,063,750	December - 2019	$(62,357)

At August 31, 2019, the fund had liquid securities with an aggregate value of $879,890 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,836,020,429)	$1,929,754,454
Investments in affiliated issuers, at value (identified cost, $149,419,620)	149,437,375
Foreign currency, at value (identified cost, $60,230,947)	61,373,370
Receivables for
Net daily variation margin on open futures contracts	112,523
Investments sold	332,469
Investments sold on an extended settlement basis	40,057,793
Fund shares sold	2,245,376
Interest	6,912,190
Other assets	1,791
Total assets	$2,190,227,341

Liabilities
Payable to custodian	$197,807
Payables for
Distributions	396,115
Forward foreign currency exchange contracts	651,128
Investments purchased on an extended settlement basis	107,609,876
Fund shares reacquired	1,583,490
Payable to affiliates
Investment adviser	66,637
Administrative services fee	2,359
Shareholder servicing costs	627,715
Distribution and service fees	16,235
Payable for independent Trustees’ compensation	5,389
Accrued expenses and other liabilities	71,137
Total liabilities	$111,227,888
Net assets	$2,078,999,453

Net assets consist of
Paid-in capital	$2,076,615,511
Total distributable earnings (loss)	2,383,942
Net assets	$2,078,999,453
Shares of beneficial interest outstanding	205,450,371

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$640,432,958	63,246,078	$10.13
Class B	8,725,169	862,818	10.11
Class C	19,140,226	1,887,354	10.14
Class I	73,741,601	7,291,150	10.11
Class R1	2,065,844	204,276	10.11
Class R2	84,882,544	8,392,744	10.11
Class R3	61,103,521	6,037,233	10.12
Class R4	67,583,912	6,675,492	10.12
Class R6	1,121,323,678	110,853,226	10.12

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.58 [100 / 95.75 x $10.13]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$27,518,456
Dividends from affiliated issuers	1,053,910
Other	34,434
Total investment income	$28,606,800
Expenses
Management fee	$4,011,571
Distribution and service fees	1,214,370
Shareholder servicing costs	1,006,820
Administrative services fee	140,920
Independent Trustees’ compensation	20,236
Custodian fee	62,987
Shareholder communications	43,128
Audit and tax fees	32,136
Legal fees	8,817
Miscellaneous	144,789
Total expenses	$6,685,774
Fees paid indirectly	(4,167)
Reduction of expenses by investment adviser and distributor	(118,895)
Net expenses	$6,562,712
Net investment income (loss)	$22,044,088

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,862,742
Affiliated issuers	(961)
Futures contracts	297,787
Forward foreign currency exchange contracts	423,250
Foreign currency	5,124,862
Net realized gain (loss)	$7,707,680
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$106,859,221
Affiliated issuers	17,521
Futures contracts	(47,654)
Forward foreign currency exchange contracts	(3,453,343)
Translation of assets and liabilities in foreign currencies	(751,827)
Net unrealized gain (loss)	$102,623,918
Net realized and unrealized gain (loss)	$110,331,598
Change in net assets from operations	$132,375,686

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	8/31/19	2/28/19
Change in net assets	(unaudited)

From operations
Net investment income (loss)	$22,044,088	$45,439,746
Net realized gain (loss)	7,707,680	(11,473,853)
Net unrealized gain (loss)	102,623,918	21,581,165
Change in net assets from operations	$132,375,686	$55,547,058
Total distributions to shareholders	$(23,009,745)	$(49,169,967)
Change in net assets from fund share transactions	$60,478,866	$(115,663,552)
Total change in net assets	$169,844,807	$(109,286,461)

Net assets
At beginning of period	1,909,154,646	2,018,441,107
At end of period	$2,078,999,453	$1,909,154,646

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/19		Year ended
Class A			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$9.59		$9.55	$9.84	$10.17		$10.20	$10.05

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.20	$0.20	$0.19	(c)	$0.18	$0.16
Net realized and unrealized gain (loss)	0.54		0.06	(0.26)	(0.29)		(0.01)	0.20
Total from investment operations	$0.64		$0.26	$(0.06)	$(0.10)		$0.17	$0.36

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.22)	$(0.23)	$(0.23)		$(0.20)	$(0.21)
Net asset value, end of period (x)	$10.13		$9.59	$9.55	$9.84		$10.17	$10.20
Total return (%) (r)(s)(t)(x)	6.75	(n)	2.75	(0.61)	(0.97	)(c)	1.69	3.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.86	0.87	0.88	(c)	0.88	0.88
Expenses after expense reductions (f)	0.84	(a)	0.84	0.85	0.86	(c)	0.87	0.87
Net investment income (loss)	2.02	(a)	2.12	2.06	1.93	(c)	1.74	1.58
Portfolio turnover	34	(n)	56	20	48		88	67
Net assets at end of period (000 omitted)	$640,433		$596,678	$625,457	$685,256		$719,585	$692,680

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class B			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$9.58		$9.54	$9.82	$10.16		$10.19	$10.04

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.13	$0.12	(c)	$0.10	$0.08
Net realized and unrealized gain (loss)	0.54		0.06	(0.25)	(0.30)		(0.01)	0.20
Total from investment operations	$0.60		$0.19	$(0.12)	$(0.18)		$0.09	$0.28

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15)	$(0.16)	$(0.16)		$(0.12)	$(0.13)
Net asset value, end of period (x)	$10.11		$9.58	$9.54	$9.82		$10.16	$10.19
Total return (%) (r)(s)(t)(x)	6.26	(n)	1.99	(1.26)	(1.82	)(c)	0.93	2.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.61	1.62	1.63	(c)	1.63	1.63
Expenses after expense reductions (f)	1.59	(a)	1.60	1.61	1.62	(c)	1.62	1.62
Net investment income (loss)	1.27	(a)	1.37	1.31	1.18	(c)	0.99	0.83
Portfolio turnover	34	(n)	56	20	48		88	67
Net assets at end of period (000 omitted)	$8,725		$8,811	$12,968	$18,013		$22,289	$23,857

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class C			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$9.60		$9.57	$9.85	$10.19		$10.22	$10.07

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.13	$0.12	(c)	$0.10	$0.08
Net realized and unrealized gain (loss)	0.55		0.05	(0.25)	(0.30)		(0.01)	0.20
Total from investment operations	$0.61		$0.18	$(0.12)	$(0.18)		$0.09	$0.28

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15)	$(0.16)	$(0.16)		$(0.12)	$(0.13)
Net asset value, end of period (x)	$10.14		$9.60	$9.57	$9.85		$10.19	$10.22
Total return (%) (r)(s)(t)(x)	6.36	(n)	1.88	(1.25)	(1.81	)(c)	0.93	2.81

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.61	1.62	1.63	(c)	1.63	1.63
Expenses after expense reductions (f)	1.59	(a)	1.60	1.61	1.62	(c)	1.62	1.62
Net investment income (loss)	1.27	(a)	1.37	1.30	1.17	(c)	0.98	0.82
Portfolio turnover	34	(n)	56	20	48		88	67
Net assets at end of period (000 omitted)	$19,140		$19,919	$29,766	$41,824		$49,104	$51,361

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class I			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$9.58		$9.55	$9.83	$10.16		$10.20	$10.05

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.22	$0.22	$0.22	(c)	$0.20	$0.18
Net realized and unrealized gain (loss)	0.54		0.05	(0.24)	(0.29)		(0.02)	0.20
Total from investment operations	$0.65		$0.27	$(0.02)	$(0.07)		$0.18	$0.38

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.26)	$(0.26)		$(0.22)	$(0.23)
Net asset value, end of period (x)	$10.11		$9.58	$9.55	$9.83		$10.16	$10.20
Total return (%) (r)(s)(t)(x)	6.79	(n)	2.90	(0.26)	(0.73	)(c)	1.85	3.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.61	0.62	0.63	(c)	0.63	0.63
Expenses after expense reductions (f)	0.59	(a)	0.60	0.61	0.62	(c)	0.62	0.63
Net investment income (loss)	2.24	(a)	2.36	2.29	2.17	(c)	1.98	1.80
Portfolio turnover	34	(n)	56	20	48		88	67
Net assets at end of period (000 omitted)	$73,742		$43,627	$39,572	$43,439		$42,563	$22,984

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class R1			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$9.58		$9.54	$9.83	$10.16		$10.19	$10.04

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.13	$0.12	(c)	$0.10	$0.08
Net realized and unrealized gain (loss)	0.54		0.06	(0.26)	(0.29)		(0.01)	0.20
Total from investment operations	$0.60		$0.19	$(0.13)	$(0.17)		$0.09	$0.28

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15)	$(0.16)	$(0.16)		$(0.12)	$(0.13)
Net asset value, end of period (x)	$10.11		$9.58	$9.54	$9.83		$10.16	$10.19
Total return (%) (r)(s)(t)(x)	6.26	(n)	1.99	(1.36)	(1.72	)(c)	0.93	2.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.61	1.62	1.63	(c)	1.63	1.63
Expenses after expense reductions (f)	1.60	(a)	1.60	1.61	1.62	(c)	1.62	1.63
Net investment income (loss)	1.27	(a)	1.37	1.31	1.18	(c)	0.99	0.82
Portfolio turnover	34	(n)	56	20	48		88	67
Net assets at end of period (000 omitted)	$2,066		$2,125	$2,237	$3,265		$4,671	$5,128

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class R2			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$9.58		$9.54	$9.83	$10.16		$10.19	$10.04

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.18	$0.18	$0.17	(c)	$0.15	$0.13
Net realized and unrealized gain (loss)	0.53		0.06	(0.26)	(0.29)		(0.01)	0.20
Total from investment operations	$0.62		$0.24	$(0.08)	$(0.12)		$0.14	$0.33

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.20)	$(0.21)	$(0.21)		$(0.17)	$(0.18)
Net asset value, end of period (x)	$10.11		$9.58	$9.54	$9.83		$10.16	$10.19
Total return (%) (r)(s)(t)(x)	6.52	(n)	2.50	(0.86)	(1.22	)(c)	1.44	3.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.11	1.12	1.13	(c)	1.13	1.13
Expenses after expense reductions (f)	1.10	(a)	1.10	1.11	1.12	(c)	1.12	1.13
Net investment income (loss)	1.77	(a)	1.87	1.80	1.68	(c)	1.49	1.33
Portfolio turnover	34	(n)	56	20	48		88	67
Net assets at end of period (000 omitted)	$84,883		$86,431	$98,060	$111,123		$122,117	$139,048

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class R3			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$9.58		$9.55	$9.83	$10.17		$10.20	$10.05

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.20	$0.20	$0.19	(c)	$0.18	$0.16
Net realized and unrealized gain (loss)	0.54		0.05	(0.25)	(0.30)		(0.01)	0.20
Total from investment operations	$0.64		$0.25	$(0.05)	$(0.11)		$0.17	$0.36

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.22)	$(0.23)	$(0.23)		$(0.20)	$(0.21)
Net asset value, end of period (x)	$10.12		$9.58	$9.55	$9.83		$10.17	$10.20
Total return (%) (r)(s)(t)(x)	6.76	(n)	2.65	(0.51)	(1.07	)(c)	1.69	3.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.86	0.87	0.88	(c)	0.88	0.88
Expenses after expense reductions (f)	0.85	(a)	0.85	0.86	0.87	(c)	0.87	0.88
Net investment income (loss)	2.02	(a)	2.12	2.05	1.93	(c)	1.74	1.57
Portfolio turnover	34	(n)	56	20	48		88	67
Net assets at end of period (000 omitted)	$61,104		$66,977	$79,274	$88,434		$109,531	$105,929

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class R4			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$9.59		$9.55	$9.84	$10.17		$10.21	$10.06

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.22	$0.23	$0.22	(c)	$0.20	$0.18
Net realized and unrealized gain (loss)	0.54		0.06	(0.26)	(0.29)		(0.02)	0.20
Total from investment operations	$0.65		$0.28	$(0.03)	$(0.07)		$0.18	$0.38

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.26)	$(0.26)		$(0.22)	$(0.23)
Net asset value, end of period (x)	$10.12		$9.59	$9.55	$9.84		$10.17	$10.21
Total return (%) (r)(s)(t)(x)	6.78	(n)	3.01	(0.36)	(0.72	)(c)	1.85	3.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.61	0.62	0.63	(c)	0.63	0.63
Expenses after expense reductions (f)	0.60	(a)	0.60	0.61	0.62	(c)	0.62	0.63
Net investment income (loss)	2.26	(a)	2.36	2.30	2.18	(c)	1.99	1.82
Portfolio turnover	34	(n)	56	20	48		88	67
Net assets at end of period (000 omitted)	$67,584		$58,677	$64,691	$64,371		$86,552	$77,065

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class R6			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$9.58		$9.54	$9.83	$10.16		$10.20	$10.05

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.24	$0.24	$0.23	(c)	$0.21	$0.20
Net realized and unrealized gain (loss)	0.54		0.05	(0.26)	(0.29)		(0.01)	0.19
Total from investment operations	$0.66		$0.29	$(0.02)	$(0.06)		$0.20	$0.39

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.27)	$(0.27)		$(0.24)	$(0.24)
Net asset value, end of period (x)	$10.12		$9.58	$9.54	$9.83		$10.16	$10.20
Total return (%) (r)(s)(t)(x)	6.95	(n)	3.13	(0.25)	(0.61	)(c)	1.96	3.96

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.50	(a)	0.50	0.50	0.51	(c)	0.52	0.52
Expenses after expense reductions (f)	0.49	(a)	0.49	0.50	0.50	(c)	0.51	0.51
Net investment income (loss)	2.37	(a)	2.48	2.42	2.30	(c)	2.10	1.94
Portfolio turnover	34	(n)	56	20	48		88	67
Net assets at end of period (000 omitted)	$1,121,324		$1,025,911	$1,066,416	$1,038,818		$1,020,504	$1,038,851

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Government Securities Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. Adoption had no impact on the fund’s cost of investments, net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

25

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value

26

Notes to Financial Statements (unaudited) – continued

assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$702,863,001	$—	$702,863,001
Non-U.S. Sovereign Debt	—	3,971,839	—	3,971,839
Municipal Bonds	—	29,164,431	—	29,164,431
U.S. Corporate Bonds	—	25,754,781	—	25,754,781
Residential Mortgage-Backed Securities	—	1,044,298,471	—	1,044,298,471
Commercial Mortgage-Backed Securities	—	51,152,914	—	51,152,914
Asset-Backed Securities (including CDOs)	—	51,020,525	—	51,020,525
Foreign Bonds	—	21,528,492	—	21,528,492
Mutual Funds	149,437,375	—	—	149,437,375
Total	$149,437,375	$1,929,754,454	$—	$2,079,191,829

Other Financial Instruments
Futures Contracts – Assets	$78,955	$—	$—	$78,955
Futures Contracts – Liabilities	(62,357)	—	—	(62,357)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(651,128)	—	(651,128)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates

27

Notes to Financial Statements (unaudited) – continued

prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$78,955	$(62,357)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	—	(651,128)
Total		$78,955	$(713,485)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$297,787	$—
Foreign Exchange	—	423,250
Total	$297,787	$423,250

28

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(47,654)	$—
Foreign Exchange	—	(3,453,343)
Total	$(47,654)	$(3,453,343)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

30

Notes to Financial Statements (unaudited) – continued

TBA Dollar Roll Transactions – The fund enters into TBA dollar roll transactions in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. TBA dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

31

Notes to Financial Statements (unaudited) – continued

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase (sale) commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code,

32

Notes to Financial Statements (unaudited) – continued

and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 2/28/19
Ordinary income (including any short-term capital gains)	$49,169,967

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/19

Cost of investments	$1,986,306,381
Gross appreciation	93,551,660

Gross depreciation	(666,212)
Net unrealized appreciation (depreciation)	$92,885,448

As of 2/28/19

Undistributed ordinary income	6,390,765
Capital loss carryforwards	(87,800,547)
Other temporary differences	(1,793,267)
Net unrealized appreciation (depreciation)	(23,778,950)

33

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of February 28, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(15,160,266)
Long-Term	(72,640,281)
Total	$(87,800,547)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 8/31/19	Year ended 2/28/19
Class A	$6,508,676	$14,013,170
Class B	60,807	167,498
Class C	129,855	338,975
Class I	779,077	1,204,386
Class R1	15,180	34,781
Class R2	800,492	1,919,411
Class R3	670,219	1,689,030
Class R4	753,657	1,598,449
Class R6	13,291,782	28,204,267
Total	$23,009,745	$49,169,967

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $2.5 billion	0.40%
In excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2019, this management fee reduction amounted to $95,229, which is included in the reduction of total expenses in

34

Notes to Financial Statements (unaudited) – continued

the Statement of Operations. The management fee incurred for the six months ended August 31, 2019 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $13,533 for the six months ended August 31, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$771,089
Class B	0.75%	0.25%	1.00%	1.00%	44,166
Class C	0.75%	0.25%	1.00%	1.00%	94,325
Class R1	0.75%	0.25%	1.00%	1.00%	11,019
Class R2	0.25%	0.25%	0.50%	0.50%	214,469
Class R3	—	0.25%	0.25%	0.25%	79,302
Total Distribution and Service Fees					$1,214,370

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2019, this rebate amounted to $23,266, $87, $267, and $46 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2019, were as follows:

Amount
Class A	$2,115
Class B	6,598
Class C	1,992

35

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2019, the fee was $104,072, which equated to 0.0104% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $554,246.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended August 31, 2019, these costs for the fund amounted to $348,502 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2019 was equivalent to an annual effective rate of 0.0141% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,244 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended August 31, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $7,596 at August 31, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

36

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended August 31, 2019, the fee paid by the fund under this agreement was $1,726 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended August 31, 2019, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$511,283,079	$491,639,538
Non-U.S. Government securities	$141,903,398	$129,084,912

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/19		Year ended 2/28/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	9,739,509	$95,658,913	13,369,605	$127,040,479
Class B	77,028	745,746	101,804	968,658
Class C	293,315	2,904,217	696,160	6,631,256
Class I	3,833,924	37,353,778	6,780,100	64,435,992
Class R1	17,535	171,186	52,689	501,029
Class R2	874,622	8,537,844	1,522,580	14,465,185
Class R3	632,926	6,205,279	1,502,126	14,284,823
Class R4	1,146,429	11,261,202	1,616,200	15,334,165
Class R6	5,743,091	56,331,373	8,913,219	84,764,781
	22,358,379	$219,169,538	34,554,483	$328,426,368

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/19		Year ended 2/28/19

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	490,892	$4,845,916	1,092,325	$10,394,478
Class B	6,021	59,339	17,195	163,434
Class C	12,061	119,171	31,701	302,223
Class I	67,700	668,172	105,294	1,001,997
Class R1	1,516	14,936	3,654	34,731
Class R2	77,730	766,099	190,442	1,810,170
Class R3	67,982	670,078	177,410	1,687,236
Class R4	32,894	324,667	76,736	730,197
Class R6	1,335,619	13,170,833	2,951,895	28,056,229
	2,092,415	$20,639,211	4,646,652	$44,180,695

Shares reacquired
Class A	(9,221,282)	$(90,425,112)	(17,702,525)	$(168,195,468)
Class B	(140,371)	(1,369,937)	(558,082)	(5,288,982)
Class C	(492,430)	(4,824,009)	(1,764,500)	(16,790,066)
Class I	(1,165,634)	(11,492,847)	(6,475,837)	(61,840,585)
Class R1	(36,684)	(362,190)	(68,905)	(653,034)
Class R2	(1,585,541)	(15,492,309)	(2,964,009)	(28,139,174)
Class R3	(1,653,126)	(16,194,197)	(2,992,677)	(28,390,727)
Class R4	(625,157)	(6,153,122)	(2,344,610)	(22,293,155)
Class R6	(3,345,688)	(33,016,160)	(16,496,735)	(156,679,424)
	(18,265,913)	$(179,329,883)	(51,367,880)	$(488,270,615)

Net change
Class A	1,009,119	$10,079,717	(3,240,595)	$(30,760,511)
Class B	(57,322)	(564,852)	(439,083)	(4,156,890)
Class C	(187,054)	(1,800,621)	(1,036,639)	(9,856,587)
Class I	2,735,990	26,529,103	409,557	3,597,404
Class R1	(17,633)	(176,068)	(12,562)	(117,274)
Class R2	(633,189)	(6,188,366)	(1,250,987)	(11,863,819)
Class R3	(952,218)	(9,318,840)	(1,313,141)	(12,418,668)
Class R4	554,166	5,432,747	(651,674)	(6,228,793)
Class R6	3,733,022	36,486,046	(4,631,621)	(43,858,414)
	6,184,881	$60,478,866	(12,166,745)	$(115,663,552)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising

38

Notes to Financial Statements (unaudited) – continued

management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 27%, 14%, 3%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2019, the fund’s commitment fee and interest expense were $5,809 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,226,827	$498,889,458	$372,695,470	$(961)	$17,521	$149,437,375

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$1,053,910	$—

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including

40

Board Review of Investment Advisory Agreement – continued

information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

41

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

42

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

43

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

44

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

August 31, 2019

MFS® New Discovery Value Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

NDV-SEM

MFS® New Discovery Value Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. The U.S. and China have raised tariffs on each other, heightening tensions and uncertainty. Despite repeated declarations by British Prime Minister Boris Johnson that the United Kingdom will leave the European Union on October 31, 2019, with or without a deal, apprehension over the possibility of a no-deal Brexit has eased somewhat, with Parliament having taken steps to block such an outcome.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates for the first time in more than a decade in July and again in September. Similarly, the European Central Bank loosened policy in September. While markets have grown more risk averse, the accommodative monetary environment has helped push global interest rates toward record-low levels and has been somewhat supportive of risk assets despite the unsettled economic and geopolitical backdrop.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

October 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Premier, Inc., “A”	2.3%
Owens Corning	2.2%
KBR, Inc.	2.1%
Graphic Packaging Holding Co.	2.1%
South Jersey Industries, Inc.	2.1%
Portland General Electric Co.	2.1%
Black Hills Corp.	2.1%
Toll Brothers, Inc.	2.0%
First Hawaiian, Inc.	1.7%
Corporate Office Properties Trust, REIT	1.7%

GICS equity sectors (g)
Financials	23.1%
Industrials	17.7%
Real Estate	11.7%
Consumer Discretionary	11.3%
Information Technology	9.0%
Materials	7.3%
Utilities	7.0%
Consumer Staples	4.5%
Energy	3.5%
Health Care	3.1%
Communication Services	1.0%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of August 31, 2019.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2019 through August 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/19	Ending Account Value 8/31/19	Expenses Paid During Period (p) 3/01/19-8/31/19
A	Actual	1.23%	$1,000.00	$1,003.79	$6.20
	Hypothetical (h)	1.23%	$1,000.00	$1,018.95	$6.24
B	Actual	1.98%	$1,000.00	$1,000.16	$9.95
	Hypothetical (h)	1.98%	$1,000.00	$1,015.18	$10.03
C	Actual	1.98%	$1,000.00	$1,000.16	$9.95
	Hypothetical (h)	1.98%	$1,000.00	$1,015.18	$10.03
I	Actual	0.98%	$1,000.00	$1,004.78	$4.94
	Hypothetical (h)	0.98%	$1,000.00	$1,020.21	$4.98
R1	Actual	1.98%	$1,000.00	$1,000.16	$9.95
	Hypothetical (h)	1.98%	$1,000.00	$1,015.18	$10.03
R2	Actual	1.48%	$1,000.00	$1,002.15	$7.45
	Hypothetical (h)	1.48%	$1,000.00	$1,017.70	$7.51
R3	Actual	1.23%	$1,000.00	$1,003.23	$6.19
	Hypothetical (h)	1.23%	$1,000.00	$1,018.95	$6.24
R4	Actual	0.98%	$1,000.00	$1,004.80	$4.94
	Hypothetical (h)	0.98%	$1,000.00	$1,020.21	$4.98
R6	Actual	0.87%	$1,000.00	$1,005.52	$4.39
	Hypothetical (h)	0.87%	$1,000.00	$1,020.76	$4.42

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

8/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.2%

Issuer	Shares/Par	Value ($)
Aerospace - 2.4%
CACI International, Inc., “A” (a)	177,757	$39,513,603
ManTech International Corp., “A”	452,270	31,785,536

		$71,299,139
Apparel Manufacturers - 1.4%
Skechers USA, Inc., “A” (a)	1,319,296	$41,768,911

Automotive - 2.8%
LKQ Corp. (a)	1,011,197	$26,564,145
Methode Electronics, Inc.	402,640	12,779,794
Stoneridge, Inc. (a)	396,436	12,174,550
Visteon Corp. (a)	471,351	32,509,078

		$84,027,567
Brokerage & Asset Managers - 1.4%
TMX Group Ltd.	488,684	$42,323,984

Business Services - 2.4%
BrightView Holdings, Inc. (a)	2,276,007	$41,719,208
PRA Group, Inc. (a)	943,461	32,209,759

		$73,928,967
Computer Software - 0.3%
8x8, Inc. (a)	381,490	$9,274,022

Computer Software - Systems - 1.9%
Presidio, Inc.	1,521,467	$24,373,901
Verint Systems, Inc. (a)	614,755	32,760,294

		$57,134,195
Construction - 5.5%
Eagle Materials, Inc.	136,859	$11,522,159
GMS, Inc. (a)	1,005,617	29,625,477
Owens Corning	1,159,943	66,534,330
Toll Brothers, Inc.	1,633,763	59,125,883

		$166,807,849
Consumer Products - 2.9%
Newell Brands, Inc.	1,924,475	$31,946,285
Prestige Brands Holdings, Inc. (a)	605,070	19,289,632

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - continued
Sensient Technologies Corp.	567,067	$37,040,816

		$88,276,733
Consumer Services - 0.3%
Regis Corp. (a)	474,882	$7,678,842

Containers - 3.1%
Berry Global Group, Inc. (a)	769,627	$30,123,201
Graphic Packaging Holding Co.	4,616,274	63,750,744

		$93,873,945
Electrical Equipment - 3.5%
Evoqua Water Technologies LLC (a)	1,004,093	$15,523,277
HD Supply Holdings, Inc. (a)	928,991	36,147,040
Littlefuse, Inc.	65,655	10,246,776
TriMas Corp. (a)	872,189	25,624,913
WESCO International, Inc. (a)	429,765	19,373,806

		$106,915,812
Electronics - 1.5%
nLIGHT, Inc. (a)	940,105	$12,146,157
Plexus Corp. (a)	594,455	34,008,770

		$46,154,927
Energy - Independent - 1.2%
Matador Resources Co. (a)	638,165	$9,987,282
WPX Energy, Inc. (a)	2,495,124	26,847,534

		$36,834,816
Engineering - Construction - 2.8%
Construction Partners, Inc., “A” (a)	1,211,532	$19,978,163
KBR, Inc.	2,538,739	64,788,619

		$84,766,782
Entertainment - 1.0%
IMAX Corp. (a)	1,463,452	$30,615,416

Food & Beverages - 3.7%
Cal-Maine Foods, Inc.	521,980	$21,161,069
Hostess Brands, Inc. (a)	2,489,184	34,898,360
Nomad Foods Ltd. (a)	1,103,254	22,230,568
Sanderson Farms, Inc.	149,299	22,338,116
TreeHouse Foods, Inc. (a)	219,327	11,108,913

		$111,737,026

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Gaming & Lodging - 0.5%
Wyndham Hotels Group LLC	267,565	$13,747,490

Insurance - 2.4%
Everest Re Group Ltd.	61,877	$14,595,547
Hanover Insurance Group, Inc.	248,368	33,070,199
Safety Insurance Group, Inc.	80,037	7,718,768
Third Point Reinsurance Ltd. (a)	1,717,732	16,181,036

		$71,565,550
Internet - 0.5%
Stamps.com, Inc. (a)	223,062	$14,356,270

Leisure & Toys - 1.2%
Brunswick Corp.	804,308	$37,480,753

Machinery & Tools - 4.6%
Actuant Corp., “A”	678,048	$15,059,446
AGCO Corp.	371,217	25,658,519
ITT, Inc.	316,236	18,000,153
Kennametal, Inc.	1,154,386	34,504,598
Regal Beloit Corp.	311,599	22,092,369
Ritchie Bros. Auctioneers, Inc.	579,578	22,922,310

		$138,237,395
Major Banks - 1.1%
TCF Financial Corp.	878,941	$33,891,965

Medical & Health Technology & Services - 2.3%
Premier, Inc., “A” (a)	1,964,309	$69,261,535

Natural Gas - Distribution - 2.9%
New Jersey Resources Corp.	508,297	$23,249,505
South Jersey Industries, Inc.	1,968,062	63,647,125

		$86,896,630
Oil Services - 2.9%
Apergy Corp. (a)	263,491	$6,845,496
Frank’s International N.V. (a)	4,955,853	21,557,961
Liberty Oilfield Services, Inc. (l)	829,068	8,929,062
NOW, Inc. (a)	1,660,162	19,739,326
Patterson-UTI Energy, Inc.	3,678,035	31,815,003

		$88,886,848

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 17.7%
Air Lease Corp.	714,387	$29,675,636
Bank of Hawaii Corp.	521,212	43,093,808
Brookline Bancorp, Inc.	2,173,420	30,514,817
Cathay General Bancorp, Inc.	937,861	31,127,607
Cullen/Frost Bankers, Inc.	206,844	17,170,121
CVB Financial Corp.	678,227	13,951,129
Element Fleet Management Corp.	4,976,261	39,842,979
First Hawaiian, Inc.	2,047,706	52,626,044
Hanmi Financial Corp.	1,425,442	25,529,666
Lakeland Financial Corp.	923,357	39,085,702
LegacyTexas Financial Group, Inc.	605,823	24,475,249
Prosperity Bancshares, Inc.	541,612	35,161,451
Sandy Spring Bancorp, Inc.	397,534	13,309,438
Signature Bank	268,626	31,335,223
Textainer Group Holdings Ltd. (a)	1,493,893	11,906,327
UMB Financial Corp.	744,948	46,425,159
Umpqua Holdings Corp.	960,809	15,094,310
Wintrust Financial Corp.	565,538	35,532,753

		$535,857,419
Pharmaceuticals - 0.2%
Genomma Lab Internacional S.A., “B” (a)	7,812,072	$6,544,654

Pollution Control - 0.5%
Stericycle, Inc. (a)	366,590	$16,456,225

Real Estate - 12.4%
Brixmor Property Group, Inc., REIT	1,925,872	$35,493,821
Corporate Office Properties Trust, REIT	1,754,252	50,680,340
Equity Commonwealth, REIT	972,671	32,740,106
Industrial Logistics Properties Trust, REIT	1,921,001	41,090,211
Lexington Realty Trust, REIT	1,956,727	20,330,394
Life Storage, Inc., REIT	334,417	35,434,825
Medical Properties Trust, Inc., REIT	1,397,664	25,982,574
Office Properties Income Trust, REIT	944,176	25,596,611
Spirit Realty Capital, Inc., REIT	643,601	30,854,232
STAG Industrial, Inc., REIT	1,010,159	29,375,424
STORE Capital Corp., REIT	664,790	25,102,471
Two Harbors Investment Corp., REIT	1,905,427	24,065,543

		$376,746,552
Specialty Chemicals - 3.7%
Axalta Coating Systems Ltd. (a)	677,878	$19,577,117
Compass Minerals International, Inc.	390,405	19,414,841
Element Solutions, Inc. (a)	1,367,463	12,758,430
Ferro Corp. (a)	2,258,174	23,010,793

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Ferroglobe PLC	2,301,136	$3,014,488
Univar, Inc. (a)	1,768,198	34,214,631

		$111,990,300
Specialty Stores - 3.0%
BJ’s Wholesale Club Holdings, Inc. (a)	907,976	$23,843,450
Michaels Co., Inc. (a)	1,156,430	6,556,958
Urban Outfitters, Inc. (a)	1,160,440	27,165,900
Zumiez, Inc. (a)	1,252,096	32,529,454

		$90,095,762
Trucking - 1.1%
Schneider National, Inc.	1,653,927	$32,152,341

Utilities - Electric Power - 4.1%
Black Hills Corp.	815,641	$62,567,821
Portland General Electric Co.	1,104,726	62,847,862

		$125,415,683
Total Common Stocks (Identified Cost, $2,897,228,037)		$3,003,002,305

Investment Companies (h) - 2.0%
Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 2.17% (v) (Identified Cost, $59,562,511)	59,565,378	$59,571,334

Collateral for Securities Loaned - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.12% (j) (Identified Cost, $673,013)	673,013	$673,013

Other Assets, Less Liabilities - (1.2)%		(35,630,446)
Net Assets - 100.0%		$3,027,616,206

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $59,571,334 and $3,003,675,318, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $658,941 of securities on loan (identified cost, $2,897,901,050)	$3,003,675,318
Investments in affiliated issuers, at value (identified cost, $59,562,511)	59,571,334
Receivables for
Investments sold	10,414,694
Fund shares sold	4,948,725
Interest and dividends	3,642,609
Other assets	5,108
Total assets	$3,082,257,788

Liabilities
Payables for
Investments purchased	$39,898,763
Fund shares reacquired	13,061,334
Collateral for securities loaned, at value	673,013
Payable to affiliates
Investment adviser	201,279
Administrative services fee	3,374
Shareholder servicing costs	728,330
Distribution and service fees	13,131
Accrued expenses and other liabilities	62,358
Total liabilities	$54,641,582
Net assets	$3,027,616,206

Net assets consist of
Paid-in capital	$2,880,439,065
Total distributable earnings (loss)	147,177,141
Net assets	$3,027,616,206
Shares of beneficial interest outstanding	200,621,983

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$360,504,550	24,024,758	$15.01
Class B	6,901,664	481,983	14.32
Class C	43,819,835	3,075,639	14.25
Class I	1,290,363,205	85,412,041	15.11
Class R1	1,674,649	116,876	14.33
Class R2	5,018,970	336,336	14.92
Class R3	73,255,993	4,869,582	15.04
Class R4	83,535,750	5,521,899	15.13
Class R6	1,162,541,590	76,782,869	15.14

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.93 [100 / 94.25 x $15.01]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$25,443,889
Dividends from affiliated issuers	703,840
Other	134,645
Income on securities loaned	4,067
Foreign taxes withheld	(157,507)
Total investment income	$26,128,934
Expenses
Management fee	$11,338,048
Distribution and service fees	766,291
Shareholder servicing costs	946,746
Administrative services fee	189,077
Independent Trustees’ compensation	18,433
Custodian fee	56,574
Shareholder communications	87,014
Audit and tax fees	28,359
Legal fees	8,870
Miscellaneous	195,455
Total expenses	$13,634,867
Reduction of expenses by investment adviser and distributor	(129,771)
Net expenses	$13,505,096
Net investment income (loss)	$12,623,838

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$45,911,824
Affiliated issuers	17,136
Foreign currency	(16,209)
Net realized gain (loss)	$45,912,751
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(51,824,028)
Affiliated issuers	5,000,419
Translation of assets and liabilities in foreign currencies	56
Net unrealized gain (loss)	$(46,823,553)
Net realized and unrealized gain (loss)	$(910,802)
Change in net assets from operations	$11,713,036

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/19 (unaudited)	Year ended 2/28/19

From operations
Net investment income (loss)	$12,623,838	$10,671,108
Net realized gain (loss)	45,912,751	106,715,147
Net unrealized gain (loss)	(46,823,553)	40,199,192
Change in net assets from operations	$11,713,036	$157,585,447
Total distributions to shareholders	$(42,406,143)	$(116,052,923)
Change in net assets from fund share transactions	$714,276,089	$1,006,106,615
Total change in net assets	$683,582,982	$1,047,639,139

Net assets
At beginning of period	2,344,033,224	1,296,394,085
At end of period	$3,027,616,206	$2,344,033,224

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/19		Year ended
Class A			2/28/19	2/28/18		2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$15.16		$14.92	$14.99		$11.40		$12.98	$13.24

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.05	$0.02		$0.03	(c)	$0.05	$0.01
Net realized and unrealized gain (loss)	0.02	(g)	1.21	0.72		4.18		(1.26)	0.55
Total from investment operations	$0.07		$1.26	$0.74		$4.21		$(1.21)	$0.56

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.04)	$(0.00	)(w)	$(0.06)		$(0.05)	$(0.01)
From net realized gain	(0.21)		(0.98)	(0.81)		(0.56)		(0.32)	(0.81)
Total distributions declared to shareholders	$(0.22)		$(1.02)	$(0.81)		$(0.62)		$(0.37)	$(0.82)
Net asset value, end of period (x)	$15.01		$15.16	$14.92		$14.99		$11.40	$12.98
Total return (%) (r)(s)(t)(x)	0.38	(n)	8.90	4.98		37.22	(c)	(9.38)	4.60

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.29	1.33		1.43	(c)	1.55	1.58
Expenses after expense reductions (f)	1.23	(a)	1.28	1.32		1.39	(c)	1.39	1.45
Net investment income (loss)	0.70	(a)(l)	0.31	0.12		0.22	(c)	0.38	0.10
Portfolio turnover	19	(n)	57	60		60		60	53
Net assets at end of period (000 omitted)	$360,505		$318,067	$250,525		$189,746		$52,645	$18,215

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class B			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$14.52		$14.40	$14.60	$11.16		$12.76	$13.11

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.07)	$(0.09)	$(0.07	)(c)	$(0.05)	$(0.08)
Net realized and unrealized gain (loss)	0.01	(g)	1.17	0.70	4.08		(1.23)	0.54
Total from investment operations	$0.01		$1.10	$0.61	$4.01		$(1.28)	$0.46

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.01)		$—	$—
From net realized gain	(0.21)		(0.98)	(0.81)	(0.56)		(0.32)	(0.81)
Total distributions declared to shareholders	$(0.21)		$(0.98)	$(0.81)	$(0.57)		$(0.32)	$(0.81)
Net asset value, end of period (x)	$14.32		$14.52	$14.40	$14.60		$11.16	$12.76
Total return (%) (r)(s)(t)(x)	0.02	(n)	8.05	4.21	36.17	(c)	(10.10)	3.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	2.04	2.08	2.18	(c)	2.28	2.34
Expenses after expense reductions (f)	1.98	(a)	2.03	2.07	2.14	(c)	2.14	2.20
Net investment income (loss)	(0.05	)(a)(l)	(0.48)	(0.63)	(0.54	)(c)	(0.38)	(0.65)
Portfolio turnover	19	(n)	57	60	60		60	53
Net assets at end of period (000 omitted)	$6,902		$7,198	$6,329	$5,872		$1,545	$1,503

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class C			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$14.45		$14.33	$14.54	$11.11		$12.73	$13.09

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.08)	$(0.09)	$(0.06	)(c)	$(0.04)	$(0.08)
Net realized and unrealized gain (loss)	0.01	(g)	1.18	0.69	4.05		(1.23)	0.53
Total from investment operations	$0.01		$1.10	$0.60	$3.99		$(1.27)	$0.45

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$(0.03)	$—
From net realized gain	(0.21)		(0.98)	(0.81)	(0.56)		(0.32)	(0.81)
Total distributions declared to shareholders	$(0.21)		$(0.98)	$(0.81)	$(0.56)		$(0.35)	$(0.81)
Net asset value, end of period (x)	$14.25		$14.45	$14.33	$14.54		$11.11	$12.73
Total return (%) (r)(s)(t)(x)	0.02	(n)	8.09	4.15	36.17	(c)	(10.08)	3.83

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	2.04	2.08	2.18	(c)	2.30	2.33
Expenses after expense reductions (f)	1.98	(a)	2.03	2.07	2.14	(c)	2.14	2.19
Net investment income (loss)	(0.05	)(a)(l)	(0.56)	(0.64)	(0.46	)(c)	(0.37)	(0.64)
Portfolio turnover	19	(n)	57	60	60		60	53
Net assets at end of period (000 omitted)	$43,820		$41,046	$52,616	$63,140		$35,227	$4,144

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class I			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$15.25		$15.00	$15.06	$11.44		$13.01	$13.28

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.12	$0.06	$0.06	(c)	$0.08	$0.04
Net realized and unrealized gain (loss)	0.01	(g)	1.19	0.73	4.20		(1.26)	0.54
Total from investment operations	$0.08		$1.31	$0.79	$4.26		$(1.18)	$0.58

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.08)	$(0.04)	$(0.08)		$(0.07)	$(0.04)
From net realized gain	(0.21)		(0.98)	(0.81)	(0.56)		(0.32)	(0.81)
Total distributions declared to shareholders	$(0.22)		$(1.06)	$(0.85)	$(0.64)		$(0.39)	$(0.85)
Net asset value, end of period (x)	$15.11		$15.25	$15.00	$15.06		$11.44	$13.01
Total return (%) (r)(s)(t)(x)	0.48	(n)	9.19	5.26	37.54	(c)	(9.15)	4.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.04	1.08	1.18	(c)	1.29	1.34
Expenses after expense reductions (f)	0.98	(a)	1.03	1.07	1.14	(c)	1.14	1.20
Net investment income (loss)	0.94	(a)(l)	0.77	0.37	0.42	(c)	0.62	0.34
Portfolio turnover	19	(n)	57	60	60		60	53
Net assets at end of period (000 omitted)	$1,290,363		$917,167	$351,939	$242,154		$31,278	$13,567

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class R1			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$14.53		$14.41	$14.61	$11.16		$12.76	$13.12

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.06)	$(0.09)	$(0.06	)(c)	$(0.05)	$(0.08)
Net realized and unrealized gain (loss)	0.01	(g)	1.16	0.70	4.07		(1.23)	0.53
Total from investment operations	$0.01		$1.10	$0.61	$4.01		$(1.28)	$0.45

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$—	$—
From net realized gain	(0.21)		(0.98)	(0.81)	(0.56)		(0.32)	(0.81)
Total distributions declared to shareholders	$(0.21)		$(0.98)	$(0.81)	$(0.56)		$(0.32)	$(0.81)
Net asset value, end of period (x)	$14.33		$14.53	$14.41	$14.61		$11.16	$12.76
Total return (%) (r)(s)(t)(x)	0.02	(n)	8.04	4.20	36.19	(c)	(10.10)	3.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	2.04	2.08	2.18	(c)	2.28	2.33
Expenses after expense reductions (f)	1.98	(a)	2.03	2.07	2.14	(c)	2.14	2.20
Net investment income (loss)	(0.06	)(a)(l)	(0.42)	(0.64)	(0.45	)(c)	(0.37)	(0.64)
Portfolio turnover	19	(n)	57	60	60		60	53
Net assets at end of period (000 omitted)	$1,675		$1,581	$1,228	$210		$200	$302

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class R2			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$15.09		$14.87	$14.97	$11.40		$12.96	$13.25

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.02	$(0.02)	$(0.00	)(c)(w)	$0.02	$(0.02)
Net realized and unrealized gain (loss)	0.01	(g)	1.19	0.73	4.17		(1.25)	0.54
Total from investment operations	$0.04		$1.21	$0.71	$4.17		$(1.23)	$0.52

Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$—	$(0.04)		$(0.01)	$—
From net realized gain	(0.21)		(0.98)	(0.81)	(0.56)		(0.32)	(0.81)
Total distributions declared to shareholders	$(0.21)		$(0.99)	$(0.81)	$(0.60)		$(0.33)	$(0.81)
Net asset value, end of period (x)	$14.92		$15.09	$14.87	$14.97		$11.40	$12.96
Total return (%) (r)(s)(t)(x)	0.21	(n)	8.59	4.78	36.81	(c)	(9.58)	4.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.54	1.58	1.68	(c)	1.78	1.83
Expenses after expense reductions (f)	1.48	(a)	1.53	1.57	1.64	(c)	1.64	1.70
Net investment income (loss)	0.44	(a)(l)	0.16	(0.13)	(0.02	)(c)	0.14	(0.15)
Portfolio turnover	19	(n)	57	60	60		60	53
Net assets at end of period (000 omitted)	$5,019		$3,719	$2,349	$1,216		$528	$567

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class R3			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$15.20		$14.96	$15.03	$11.43		$13.00	$13.27

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.06	$0.02	$0.01	(c)	$0.04	$0.01
Net realized and unrealized gain (loss)	0.01	(g)	1.20	0.73	4.20		(1.24)	0.54
Total from investment operations	$0.06		$1.26	$0.75	$4.21		$(1.20)	$0.55

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.04)	$(0.01)	$(0.05)		$(0.05)	$(0.01)
From net realized gain	(0.21)		(0.98)	(0.81)	(0.56)		(0.32)	(0.81)
Total distributions declared to shareholders	$(0.22)		$(1.02)	$(0.82)	$(0.61)		$(0.37)	$(0.82)
Net asset value, end of period (x)	$15.04		$15.20	$14.96	$15.03		$11.43	$13.00
Total return (%) (r)(s)(t)(x)	0.32	(n)	8.88	5.04	37.11	(c)	(9.30)	4.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.29	1.33	1.46	(c)	1.55	1.59
Expenses after expense reductions (f)	1.23	(a)	1.28	1.32	1.39	(c)	1.39	1.45
Net investment income (loss)	0.68	(a)(l)	0.40	0.11	0.08	(c)	0.36	0.10
Portfolio turnover	19	(n)	57	60	60		60	53
Net assets at end of period (000 omitted)	$73,256		$45,355	$26,095	$14,208		$2,095	$739

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class R4			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$15.27		$15.02	$15.08	$11.46		$13.03	$13.29

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.10	$0.06	$0.06	(c)	$0.08	$0.05
Net realized and unrealized gain (loss)	0.01	(g)	1.21	0.73	4.20		(1.26)	0.54
Total from investment operations	$0.08		$1.31	$0.79	$4.26		$(1.18)	$0.59

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.08)	$(0.04)	$(0.08)		$(0.07)	$(0.04)
From net realized gain	(0.21)		(0.98)	(0.81)	(0.56)		(0.32)	(0.81)
Total distributions declared to shareholders	$(0.22)		$(1.06)	$(0.85)	$(0.64)		$(0.39)	$(0.85)
Net asset value, end of period (x)	$15.13		$15.27	$15.02	$15.08		$11.46	$13.03
Total return (%) (r)(s)(t)(x)	0.48	(n)	9.19	5.28	37.46	(c)	(9.12)	4.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.03	1.08	1.20	(c)	1.29	1.33
Expenses after expense reductions (f)	0.98	(a)	1.03	1.07	1.14	(c)	1.14	1.20
Net investment income (loss)	0.95	(a)(l)	0.66	0.36	0.45	(c)	0.65	0.35
Portfolio turnover	19	(n)	57	60	60		60	53
Net assets at end of period (000 omitted)	$83,536		$71,765	$5,469	$2,440		$584	$178

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 8/31/19		Year ended
Class R6			2/28/19	2/28/18	2/28/17		2/29/16	2/28/15
	(unaudited)
Net asset value, beginning of period	$15.27		$15.02	$15.08	$11.45		$13.02	$13.28

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.12	$0.07	$0.10	(c)	$0.09	$0.06
Net realized and unrealized gain (loss)	0.01	(g)	1.20	0.73	4.18		(1.26)	0.55
Total from investment operations	$0.09		$1.32	$0.80	$4.28		$(1.17)	$0.61

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.09)	$(0.05)	$(0.09)		$(0.08)	$(0.06)
From net realized gain	(0.21)		(0.98)	(0.81)	(0.56)		(0.32)	(0.81)
Total distributions declared to shareholders	$(0.22)		$(1.07)	$(0.86)	$(0.65)		$(0.40)	$(0.87)
Net asset value, end of period (x)	$15.14		$15.27	$15.02	$15.08		$11.45	$13.02
Total return (%) (r)(s)(t)(x)	0.55	(n)	9.28	5.36	37.68	(c)	(9.09)	5.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.92	0.97	1.07	(c)	1.21	1.23
Expenses after expense reductions (f)	0.87	(a)	0.92	0.96	1.02	(c)	1.06	1.10
Net investment income (loss)	1.05	(a)(l)	0.78	0.47	0.73	(c)	0.71	0.45
Portfolio turnover	19	(n)	57	60	60		60	53
Net assets at end of period (000 omitted)	$1,162,542		$938,134	$599,845	$346,955		$290,204	$312,860

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS New Discovery Value Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The

23

Notes to Financial Statements (unaudited) – continued

values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

24

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,003,002,305	$—	$—	$3,003,002,305
Mutual Funds	60,244,347	—	—	60,244,347
Total	$3,063,246,652	$—	$—	$3,063,246,652

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $658,941. The fair value of the fund’s investment securities on loan and a related liability of $673,013 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is

25

Notes to Financial Statements (unaudited) – continued

carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

26

Notes to Financial Statements (unaudited) – continued

asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 2/28/19
Ordinary income (including any short-term capital gains)	$59,674,693
Long-term capital gains	56,378,230

Total distributions	$116,052,923

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/19

Cost of investments	$2,974,167,312
Gross appreciation	281,466,552

Gross depreciation	(192,387,212)
Net unrealized appreciation (depreciation)	$89,079,340

As of 2/28/19

Undistributed ordinary income	6,120,598
Undistributed long-term capital gain	35,846,612
Other temporary differences	89
Net unrealized appreciation (depreciation)	135,902,949

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

27

Notes to Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 8/31/19	Year ended 2/28/19	Six months ended 8/31/19	Year ended 2/28/19
Class A	$121,300	$786,172	$4,895,334	$18,139,315
Class B	—	—	101,406	466,649
Class C	—	—	631,311	2,718,879
Class I	903,918	3,003,896	17,512,889	35,133,618
Class R1	—	—	24,581	100,121
Class R2	—	3,128	55,376	196,773
Class R3	29,222	104,292	898,355	2,370,621
Class R4	59,651	111,502	1,118,398	1,302,590
Class R6	886,631	4,593,238	15,167,771	47,022,129
Total	$2,000,722	$8,602,228	$40,405,421	$107,450,695

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from March 1, 2019 through July 31, 2019, the management fee was computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion	0.75%

Effective August 1, 2019, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2019, this management fee reduction amounted to $129,094, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2019 was equivalent to an annual effective rate of 0.82% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

28

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.39%	2.14%	2.14%	1.14%	2.14%	1.64%	1.39%	1.14%	1.10%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2021. For the six months ended August 31, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $106,128 for the six months ended August 31, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$428,185
Class B	0.75%	0.25%	1.00%	1.00%	35,962
Class C	0.75%	0.25%	1.00%	1.00%	214,472
Class R1	0.75%	0.25%	1.00%	1.00%	8,321
Class R2	0.25%	0.25%	0.50%	0.50%	9,742
Class R3	—	0.25%	0.25%	0.25%	69,609
Total Distribution and Service Fees					$766,291

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2019, this rebate amounted to $672 and $5 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are

29

Notes to Financial Statements (unaudited) – continued

subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2019, were as follows:

Amount
Class A	$7,090
Class B	3,235
Class C	3,772

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2019, the fee was $39,354, which equated to 0.0029% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $907,392.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2019 was equivalent to an annual effective rate of 0.0139% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended August 31, 2019, the fee paid by the fund under this agreement was $2,268 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

30

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On December 14, 2018, MFS redeemed 3,814 shares of Class R1 for an aggregate amount of $49,392.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended August 31, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $6,696,330 and $377,376, respectively. The sales transactions resulted in net realized gains (losses) of $(173,047).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2019, this reimbursement amounted to $134,384, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended August 31, 2019, purchases and sales of investments, other than short-term obligations, aggregated $1,189,285,245 and $502,726,268, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/19		Year ended 2/28/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	4,559,061	$69,137,518	8,041,062	$122,957,850
Class B	18,798	273,151	108,564	1,644,646
Class C	590,176	8,546,645	1,128,691	16,438,519
Class I	33,987,703	519,890,334	47,776,948	719,626,709
Class R1	19,249	281,035	31,229	465,123
Class R2	110,338	1,652,966	122,320	1,876,434
Class R3	2,208,946	33,338,278	2,064,259	31,092,121
Class R4	1,269,005	19,535,174	4,568,336	68,736,857
Class R6	20,626,552	314,507,638	28,244,020	421,028,847
	63,389,828	$967,162,739	92,085,429	$1,383,867,106

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/19		Year ended 2/28/19

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	323,262	$5,010,546	1,310,231	$18,890,361
Class B	6,761	100,058	32,910	458,112
Class C	42,824	630,362	195,279	2,711,087
Class I	1,151,761	17,967,473	2,554,758	36,739,155
Class R1	1,659	24,581	7,210	100,121
Class R2	3,593	55,376	13,945	199,901
Class R3	59,728	927,577	171,290	2,474,913
Class R4	75,419	1,178,049	97,915	1,414,092
Class R6	882,526	13,793,887	3,103,837	45,025,490
	2,547,533	$39,687,909	7,487,375	$108,013,232

Shares reacquired
Class A	(1,839,716)	$(27,915,188)	(5,159,565)	$(77,005,362)
Class B	(39,161)	(567,801)	(85,354)	(1,256,709)
Class C	(397,420)	(5,735,727)	(2,154,430)	(31,919,718)
Class I	(9,881,763)	(150,134,787)	(13,637,977)	(202,994,639)
Class R1	(12,804)	(184,262)	(14,868)	(212,816)
Class R2	(24,048)	(357,702)	(47,806)	(727,197)
Class R3	(383,243)	(5,788,008)	(996,009)	(15,674,483)
Class R4	(522,825)	(7,892,197)	(330,031)	(5,054,993)
Class R6	(6,151,073)	(93,998,887)	(9,852,865)	(150,927,806)
	(19,252,053)	$(292,574,559)	(32,278,905)	$(485,773,723)

Net change
Class A	3,042,607	$46,232,876	4,191,728	$64,842,849
Class B	(13,602)	(194,592)	56,120	846,049
Class C	235,580	3,441,280	(830,460)	(12,770,112)
Class I	25,257,701	387,723,020	36,693,729	553,371,225
Class R1	8,104	121,354	23,571	352,428
Class R2	89,883	1,350,640	88,459	1,349,138
Class R3	1,885,431	28,477,847	1,239,540	17,892,551
Class R4	821,599	12,821,026	4,336,220	65,095,956
Class R6	15,358,005	234,302,638	21,494,992	315,126,531
	46,685,308	$714,276,089	67,293,899	$1,006,106,615

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Effective at the close of business on August 14, 2019, the fund is closed to new investors subject to certain exceptions. Please see the fund’s prospectus for details.

32

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 3%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2019, the fund’s commitment fee and interest expense were $6,215 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Construction Partners, Inc., “A”*	$14,613,797	$371,443	$—	$—	$4,992,923	$—
MFS Institutional Money Market Portfolio	56,574,297	654,347,705	651,375,300	17,136	7,496	59,571,334
	$71,188,094	$654,719,148	$651,375,300	$17,136	$5,000,419	$59,571,334

Affiliated Issuers					Dividend Income	Capital Gain Distributions
Construction Partners, Inc., “A”*					$—	$—
MFS Institutional Money Market Portfolio					703,840	—
					$703,840	$—

*	Held at period end. No longer considered an affiliated issuer.

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including

34

Board Review of Investment Advisory Agreement – continued

information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that

35

Board Review of Investment Advisory Agreement – continued

were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. They also noted that MFS has agreed to implement an additional contractual breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $5 billion effective August 1, 2019. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life

36

Board Review of Investment Advisory Agreement – continued

Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

38

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CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 17, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2019

*	Print name and title of each signing officer under his or her signature.